UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04717

Safeco Resource Series Trust

(Exact name of registrant as specified in charter)

4854 154th Pl NE, Redmond, WA 98052

(Address of principal executive offices) (Zip code)

Roger F. Harbin
4854 154th Pl NE, Redmond, WA 98052

(Name and address of agent for service)

Registrant’s telephone number, including area code: 425-376-8055

Date of fiscal year end:  December 31, 2004

Date of reporting period:  June 30, 2004

Table of Contents

ITEM 1. REPORT TO SHAREHOLDERS

2

Safeco Resource Series Trust Semiannual Report

Bond Portfolio
June 30, 2004

Report From the Portfolio Managers

Safeco RST Bond Portfolio

As of June 30, 2004

How did the Portfolio perform?

For the six-month period ending June 30, 2004, the Safeco RST Bond Portfolio slightly underperformed against its benchmark, the Lehman Aggregate Bond Index.

What factors impacted the Portfolio's performance?

The decline in interest rates over economic recovery concerns was the most important factor in market performance during the first quarter. While interest rates declined in the first quarter, they rose sharply during the second quarter. The yield on the two-year Treasury rose by 110 basis points or 1.1%, the five-year by 99 basis points or almost 1%, the 10-year by 75 basis points and the 30-year by 52 basis points.

The Portfolio benefited from a relatively short duration of 4.38 versus the Lehman Aggregate duration of 4.70. The Portfolio also benefited from an 11.9% underweight in Treasury securities. Treasuries underperformed the most of any sector during the second quarter.

The best performing fixed income sector during the second quarter was the mortgage market. The Portfolio was hurt by the 5.2% underweight in mortgage securities in the quarter. Also hurting the Portfolio was the 11.8% overweight in corporate bonds, although the Portfolio was more overweighted in "A" rated bonds, which performed slightly better than lower-rated "BBB" bonds.

What changes did you make to the Portfolio and why?

During the first quarter, we restructured the maturity profile of our Treasury exposure. We laddered our Treasury holdings across the entire yield curve offering the best roll and highest yield per unit of duration risk. We added more Treasury inflation-protected securities. We increased our exposure to callable agency securities to increase the portfolio's yield and to cushion the blow from an eventual rise in rates.

Second quarter trading activity was aimed at maintaining our slightly short duration and maintaining the mortgage-backed securities (MBS) allocation. Specifically, the Portfolio used the cash from mortgage paydowns to purchase a 30-year 5.0% FNMA pass-through to maintain the allocation of MBS. The Portfolio was also active in the Corporate bond sector, swapping a 30-year Target Corporation bond for a similar maturity Treasury bond and tendering some 10-year Wells Fargo bonds and investing the proceeds in Boeing and Petro-Canada.

Tim Hokari - Portfolio Manager

Lesley Fox - Portfolio Manager

Nancy McFadden, CFA - Portfolio Manager

Gregory Card, CFA - Portfolio Manager

As of August 2, 2004, Pioneer Investment Management, Inc. replaced Safeco Asset Management Company as the investment advisor to the portfolio. See Note 5 of Notes to the Financial Statements.

1

Performance Overview & Highlights

Safeco RST Bond Portfolio

(Unaudited)

Average Annual Total Return for the periods ended June 30, 2004	Six Month*	1 Year	5 Year	10 Year
Safeco RST Bond Portfolio	0.00%	(0.31)%	5.90%	6.12%
Lehman Brothers Aggregate Bond Index	0.15%	0.32%	6.95%	7.39%

* Not annualized.

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

Current Yield (30-day)	3.57%
Weighted Average Maturity	5.58 years

BONDS BY TYPE	Percent of Net Assets
U.S. Government & Agency Obligations	27.1%
Asset Backed Securities	1.4
U.S. Government Agency-Mortgage Backed Securities	28.8
Collateralized Mortgage Obligations	4.5
Municipal Bonds	1.1
Corporate Bonds	32.7
Cash & Other	4.4
100.0%

2

Portfolio of Investments

Safeco RST Bond Portfolio

As of June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT		Value (000's)
ASSET BACKED SECURITIES-1.4%
Consumer Finance-1.4%
$ 230,343	Americredit Automobile Receivables Trust 1.39%, due 12/12/07	$230
420,000	MBNA Credit Card Master Note Trust 1.25%, due 12/15/08	421
TOTAL ASSET BACKED SECURITIES		651
(cost $651)
CORPORATE BONDS-32.7%
Aerospace & Defense-1.4%
585,000	Honeywell International, Inc. 7.50%, due 3/01/10	669
Agricultural Products-0.6%
280,000	Unilever Capital Corp. 7.125%, due 11/01/10	317
Apparel Retail-0.3%
140,000	Nordstrom, Inc. 5.625%, due 1/15/09	147
Automobile Manufacturers-1.4%
635,000	Ford Motor Co. 7.25%, due 10/01/08	676
Brewers-0.6%
280,000 #	Miller Brewing Co. (144A) 5.50%, due 8/15/13 (acquired 11/19/03) (cost $287,053)	281
Broadcasting & Cable TV-1.4%
685,000	Comcast Corp. 5.30%, due 1/15/14	659
Computer Hardware-0.9%
415,000	International Business Machines Corp. 1.535%, due 9/10/04	415
Construction & Farm Machinery & Heavy Trucks-1.6%
760,000	John Deere Capital Corp. 2.16%, due 9/17/04	761

PRINCIPAL AMOUNT		Value (000's)
Diversified Banks-3.6%
$ 270,000	HSBC Bank USA 4.625%, due 4/01/14	$251
855,000	International Bank for Reconstruction & Development 4.375%, due 9/28/06	879
225,000	U.S. Bancorp 3.125%, due 3/15/08	219
415,000	Wachovia Corp. 5.00%, due 8/15/15	396
Electric Utilities-1.7%
140,000	Dominion Resources, Inc. 6.25%, due 6/30/12	147
305,000	PSEG Power LLC 6.95%, due 6/01/12	332
285,000	Southern California Edison Co. 8.00%, due 2/15/07	315
Fertilizers & Agricultural Chemicals-0.4%
220,000	Potash Corp. of Saskatchewan, Inc. 4.875%, due 3/01/13	211
Forest Products-0.2%
81,000	Weyerhaeuser Co. 5.50%, due 3/15/05	83
Housewares & Specialties-0.6%
275,000	Newell Rubbermaid, Inc. 4.625%, due 12/15/09	272
Integrated Oil & Gas-1.2%
370,000	Pemex Project Funding Master Trust 9.125%, due 10/13/10	424
140,000	USX Corp. 6.85%, due 3/01/08	153
Integrated Telecommunications Services-1.6%
190,000	Verizon Global Funding Corp. 7.375%, due 9/01/12	214
535,000	Verizon Wireless Capital LLC 5.375%, due 12/15/06	558
Investment Banking & Brokerage-1.4%
250,000	Goldman Sachs Group, Inc. 4.125%, due 1/15/08	251
210,000	J.P. Morgan Chase & Co., Inc. 4.50%, due 11/15/10	204

SEE NOTES TO FINANCIAL STATEMENTS

3

Portfolio of Investments

Safeco RST Bond Portfolio

As of June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT		Value (000's)
$ 200,000	Morgan Stanley 6.60%, due 4/01/12	$215
Life & Health Insurance-1.8%
415,000 #	Jackson National Life Global Funding, LLC (144A) 1.5975%, due 3/11/05 (acquired 9/05/02) (cost $415,000)	415
450,000	Lincoln National Corp. 5.25%, due 6/15/07	468
Movies & Entertainment-0.5%
215,000	Time Warner, Inc. 6.75%, due 4/15/11	231
Multi-Utilities & Unregulated Power-1.1%
470,000	Avista Corp. 7.75%, due 1/01/07	509
Oil & Gas Refining, Marketing & Transportation-0.6%
295,000	Kinder Morgan Energy Partners, L.P 6.75%, due 3/15/11	318
Other Diversified Financial Services-3.6%
415,000	American Express Co. 4.875%, due 7/15/13	403
210,000	Citigroup, Inc. 7.25%, due 10/01/10	237
585,000	General Electric Capital Corp. 5.45%, due 1/15/13	593
180,000	Household Finance Corp. 7.875%, due 3/01/07	199
280,000	Lehman Brothers Holdings, Inc. 4.375%, due 11/30/10	270
Regional Banks-0.6%
280,000	KeyCorp 2.75%, due 2/27/07	273
Soft Drinks-0.6%
280,000	Bottling Group, LLC 5.00%, due 11/15/13	275
Specialized Finance-2.7%
725,000	General Motors Acceptance Corp. 6.125%, due 9/15/06	755
460,000	National Rural Utilities Cooperative Finance Corp. 7.25%, due 3/01/12	522

PRINCIPAL AMOUNT		Value (000's)
Thrifts & Mortgage Finance-1.7%
$ 515,000	Countrywide Home Loans, Inc. 3.50%, due 12/19/05	$519
320,000	Washington Mutual Bank Corp. 5.50%, due 1/15/13	320
Wireless Telecommunication Services-0.6%
280,000	Vodafone Group, plc (ADR) 5.00%, due 12/16/13	270
TOTAL CORPORATE BONDS (cost $15,422)		15,626
COLLATERALIZED MORTGAGE OBLIGATIONS-4.5%
Commercial-0.5%
216,712	Asset Securitization Corp. 7.32%, due 1/13/30	221
Residential-1.4%
710,000	Washington Mutual, Inc. 4.10%, due 10/25/33	694
U.S. Government Agency Obligations-2.6%
260,000	Freddie Mac 3.50%, due 9/15/10	262
955,000	Freddie Mac 6.00%, due 4/15/32	989
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,209)		2,166
U.S. GOVERNMENT AGENCY-MORTGAGE BACKED SECURITIES-28.8%
Federal Home Loan Mortgage Corporation (FHLMC)-0.6%
281,193	6.50%, due 1/01/29	294
Federal National Mortgage Association (FNMA)-27.6%
1,758,948	4.816%, due 12/01/12	1,751
1,728,839	5.00%, due 12/01/17	1,737
1,597,957	5.00%, due 3/01/33	1,549
817,731	5.00%, due 5/01/34	791
1,430,469	5.50%, due 2/01/18	1,470
691,524	5.50%, due 7/01/23	701
1,227,290	5.50%, due 9/01/17	1,259
51,742	6.00%, due 1/01/29	53
503,520	6.00%, due 3/01/31	516
814,022	6.00%, due 3/01/33	832
120,738	6.00%, due 6/01/15	126
527,192	6.00%, due 8/01/32	539
184,590	6.00%, due 9/01/29	189

SEE NOTES TO FINANCIAL STATEMENTS

4

Portfolio of Investments

Safeco RST Bond Portfolio

As of June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT		Value (000's)
$ 74,174	6.50%, due 1/01/15	$78
269,357	6.50%, due 7/01/29	281
116,690	7.00%, due 3/01/12	124
43,702	8.00%, due 1/01/31	47
105,506	8.00%, due 10/01/30	115
95,024	8.00%, due 2/01/29	104
63,283	8.00%, due 2/01/30	69
19,012	8.00%, due 2/01/30	21
577,676	8.00%, due 3/01/31	629
61,396	8.00%, due 4/01/08	65
16,878	8.00%, due 4/01/30	18
26,155	8.00%, due 5/01/31	28
47,462	8.00%, due 7/01/30	52
37,630	9.50%, due 2/01/21	43
Government National Mortgage Association (GNMA)-0.6%
13,536	6.00%, due 4/15/14	14
100,718	6.00%, due 8/15/13	106
100,332	7.00%, due 4/15/28	107
46,110	7.75%, due 11/15/29	50
TOTAL U.S. GOVERNMENT AGENCY- MORTGAGE BACKED SECURITIES (cost $13,724)		13,758
U.S. GOVERNMENT & AGENCY OBLIGATIONS-27.1%
U.S. Government Agency Obligations-15.5%
730,000	Fannie Mae (Unsecured Note) 5.24%, due 8/07/18	706
1,390,000	Fannie Mae 2.87724%, due 2/17/09	1,382
1,785,000	Federal Home Loan Bank (Unsecured Bond) 3.625%, due 11/14/08	1,756
435,000	Federal Home Loan Mortgage Corp. (Unsecured Note) 3.34%, due 6/09/10	408
470,000	Federal Home Loan Mortgage Corp. (Unsecured Note) 3.50%, due 2/13/08	466
1,230,000	Federal Home Loan Mortgage Corp. (Unsecured Note) 4.00%, due 6/12/13	1,123
900,000	Freddie Mac (Unsecured Note) 4.00%, due 12/30/13	820
790,000	Freddie Mac (Unsecured Note) 5.20%, due 3/05/19	742

PRINCIPAL AMOUNT		Value (000's)
U.S. Treasury Notes-11.6%
$ 405,000	1.50%, due 7/31/05	$402
685,000	3.125%, due 10/15/08	671
160,000	4.25%, due 8/15/13	156
575,000	5.50%, due 8/15/28	583
685,000	7.00%, due 7/15/06	742
685,000	7.125%, due 2/15/23	830
1,820,000	U.S. Treasury Inflation Index Note 3.50%, due 1/15/11	2,183
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $13,209)		12,970
MUNICIPAL BONDS-1.1%
Electric Utilities-1.1%
515,000	California State Department of Water Resources Supply Revenue 4.33%, due 5/01/06	524
TOTAL MUNICIPAL BONDS (cost $515)		524
CASH EQUIVALENTS-5.4%
Investment Companies
1,733,450	AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	1,733
876,663	State Street Navigator Securities Lending Prime Portfolio **	877
TOTAL CASH EQUIVALENTS (cost $2,610)		2,610
TOTAL INVESTMENTS (cost $48,340)-101.0%		48,305
Other Assets, less Liabilities		(485)
NET ASSETS		$47,820

  **  Represents invested collateral received related to $860,859 in securities on loan under securities lending agreements. See Securities Lending in Note 2 to the financial statements.

  #  Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer" as permitted under Rule 144A of the Securities Act of 1933. The total cost of such securities is $702,000 and the total value is $696,000 or 1.5% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS

5

Statement of Assets and Liabilities

Safeco RST Bond Portfolio

As of June 30, 2004 (Unaudited)

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$48,340
Investments, at Value	$48,305
Dividends and Interest Receivable	442
Total Assets	48,747
Liabilities:
Payable Upon Return of Securities Loaned	877
Investment Advisory Fees Payable	29
Other Accrued Expenses	21
Total Liabilities	927
Net Assets	$47,820
Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$47,639
Net Unrealized Depreciation on Investments	(35)
Accumulated Undistributed Net Investment Income	895
Accumulated Realized Loss	(679)
Net Assets	$47,820
Trust Shares Outstanding	4,256
Net Asset Value Per Share	$11.24

SEE NOTES TO FINANCIAL STATEMENTS

6

Statement of Operations

Safeco RST Bond Portfolio

For the Six-Month Period Ended June 30, 2004 (Unaudited)

–(In Thousands)–
Investment Income
Interest	$1,109
Securities Lending and Other Income	2
Total Investment Income	1,111
Expenses
Investment Advisory	182
Legal and Auditing	13
Custodian	4
Reports to Shareholders	8
Trustees	5
Other	8
Total Expenses	220
Net Investment Income	891
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain	178
Net Change in Unrealized Depreciation	(1,054)
Net Loss on Investments	(876)
Net Change in Net Assets Resulting from Operations	$15

SEE NOTES TO FINANCIAL STATEMENTS

7

Statements of Changes in Net Assets

Safeco RST Bond Portfolio

(Unaudited)

–(In Thousands)–	2004*	2003**
Operations
Net Investment Income	$891	$2,020
Net Realized Gain on Investments	178	683
Net Change in Unrealized (Depreciation)	(1,054)	(975)
Net Change in Net Assets Resulting from Operations	15	1,728
Distributions to Shareholders from:
Net Investment Income	-	(2,293)
Net Trust Share Transactions	(3,760)	929
Total Change in Net Assets	(3,745)	364
Net Assets at Beginning of Period	51,565	51,201
Net Assets at End of Period	$47,820	$51,565

Other Information
Increase (Decrease) in Trust Shares and Amounts
Shares:
Subscriptions	422	1,244
Reinvestments	–	204
Redemptions	(753)	(1,357)
Net Change	(331)	91

Amounts:
Subscriptions	$4,779	$14,396
Reinvestments	–	2,293
Redemptions	(8,539)	(15,760)
Net Change	$(3,760)	$929

  *  For the six-month period ended June 30, 2004.

  **  For the year ended December 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS

8

Financial Highlights

Safeco RST Bond Portfolio

(For a Share Outstanding Throughout the Period)

(Unaudited)

	Six-Month Period Ended June 30		For the Year Ended December 31
	2004		2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$11.24		$11.39	$11.12	$10.92	$10.33	$11.41
Income (Loss) From Investment Operations
Net Investment Income	0.21		0.46	0.52	0.59	0.63	0.62
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)		(0.09)	0.35	0.20	0.59	(1.07)
Total From Investment Operations	–		0.37	0.87	0.79	1.22	(0.45)
Less Distributions
Dividends From Net Investment Income	–		(0.52)	(0.60)	(0.59)	(0.63)	(0.62)
Distributions from Realized Gains	–		–	–	–	–	(0.01)
Total Distributions	–		(0.52)	(0.60)	(0.59)	(0.63)	(0.63)
Net Asset Value at End of Period	$11.24		$11.24	$11.39	$11.12	$10.92	$10.33

Total Return	0.00	%*	3.28%	7.79%	7.28%	11.79	(3.99%)
Net Assets at End of Period (000's)	$47,820		$51,565	$51,201	$44,847	$36,743	$28,131
Ratios to Average Net Assets:
Expenses	0.89	%**	0.86%	0.84%	0.82%	0.90%	0.91%
Net Investment Income	3.61	%**	3.79%	4.87%	5.56%	6.03%	5.33%
Portfolio Turnover Rate	42	%**	56%	87%	133%	104%	147%

  *  Not annualized.

  **  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

9

Notes to Financial Statements

(Unaudited)

1.  GENERAL

The Safeco Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Bond Portfolio, the "Portfolio". The financial statements of the other portfolios are presented separately.

On March 15, 2004, Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolio's investment advisor, announced that it had entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. The holding company was subsequently named Symetra Financial Corporation. On August 2, 2004, the sale closed. See Note 5 to the Financial Statements for further disclosure.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation. Values for fixed income portfolio securities (other than short-term securities) are based on matrix pricing models, which consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's pricing time, but after the close of the securities' primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2004, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $10,148,000 and $14,680,000, respectively. These purchases and sales totals include $4,602,000 and $8,270,000, respectively, of U.S. Government securities.

Dividend and Interest Income Recognition. Bond premiums and original issue discounts are amortized to either a call date or the bond maturity date. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the

10

Notes to Financial Statements

(Unaudited)

interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders. Distributions to shareholders from net investment income and gains realized from security transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2004, were as follows (in thousands):

Bond
Federal Tax Cost on Investments	$48,432
Gross Unrealized Appreciation on Investments	630
Gross Unrealized Depreciation on Investments	(757)
Net Unrealized Appreciation on Investments	(127)
Undistributed Income	987
Undistributed Realized Capital Gain - Current Period	40
Capital Loss Carryforward*	(719)
Distributable Earnings	$181

*  At December 31, 2003, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

	2008	2010	Total
Bond Portfolio	$138	$581	$719

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales, differences in premium and discount amortization methods and differences in classification of paydown gains and losses.

11

Notes to Financial Statements

(Unaudited)

4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. Safeco Asset Management Company received investment advisory fees from the Portfolio. For the Bond Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%. See Note 5 to the Financial Statements.

Notes Payable and Interest Expense. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2004, no such borrowings were outstanding. Interest rates on affiliated loans during the six-month period ended June 30, 2004 ranged from 0.97% to 1.04%. This arrangement was terminated on August 2, 2004.

Line of Credit. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At June 30, 2004, no such borrowings were outstanding.

Affiliate Ownership. At June 30, 2004, Safeco Life Insurance Company owned 100% of the outstanding shares in the RST Bond Portfolio.

Board of Trustees. The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio (except for investment advisory fees) if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

5.  SUBSEQUENT EVENTS

On August 2, 2004, Safeco Corporation announced that it had completed the sale of the Safeco Life and Investments division of Safeco Corporation to Symetra Financial Corporation. Among the entities included in this sale were Safeco Asset Management Company (SAM), Safeco Services, and Safeco Securities, all of which are affiliates of the Portfolio.

Symetra Financial Corporation made the decision to exit the mutual fund business. Effective August 2, 2004, Pioneer Investment Management, Inc. (Pioneer) was named the investment advisor for the Portfolio pursuant to an interim investment advisory agreement approved by the Board of Trustees of the Portfolio. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM, with no change in the investment advisory fee schedule or the expense reimbursement arrangements. The investment advisory agreement with SAM has been terminated.

The Board of Trustees for the Portfolio has also approved the proposed plan of reorganization of the Portfolio into a corresponding Pioneer portfolio. It is anticipated that shareholders of the Safeco Portfolio will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of the Safeco Portfolio into a similar portfolio managed by Pioneer.

12

Trustee and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (49)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Director of Cascade Natural Gas Corp., Seattle, Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22	Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non-profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice president and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22	Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development, repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (53)	Trustee and Chairman; President	Served since May 7, 2003; Served as President or Sr. Vice President since November 8, 2001	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.

**Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (47)	Vice President, Treasurer, and Controller	Served since August 7, 1997	Secretary of the Trusts from July 2000 through May 2004. Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

William E. Crawford 5069 154th Place NE Redmond, WA 98052 (47)	Secretary	Served since May 6, 2004	Counsel of the Trusts since May 2001 and Assistant General Counsel of Safeco Life Insurance Company since February 1997.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Chief Compliance Officer	Served since November 6, 2003	Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002	Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

*Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Portfolio trustees. The SAI, and a description of the Portfolio's proxy voting policies and procedures, are available on request, without charge, by calling 1-877-796-3872. The proxy information is also available at http://www.sec.gov

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Pioneer Investment Management, Inc.

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

GMF4489 7/04

Printed on Recycled Paper:

Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

Safeco Resource Series Trust Semiannual Report

Core Equity Portfolio
June 30, 2004

Report From the Portfolio Managers

Safeco RST Core Equity Portfolio

As of June 30, 2004

How did the Portfolio perform?

The Safeco RST Core Equity Portfolio underperformed its benchmark Index, the S&P 500, for the six-month period ending June 30, 2004.

What factors impacted the Portfolio's performance?

Trends that hurt the Portfolio in the fourth quarter of 2003 continued. Cyclical stocks, companies without earnings and lower quality companies continued to perform better than the stocks in the Portfolio's benchmark.

During the first half of this year, virtually every sector had stocks that performed well. Some of these stocks, such as Ball Corp., Illinois Tool Works and Leggett & Platt performed well as the economy strengthened. Others like Hartford Financial and Schlumberger performed well because trends in the insurance and energy industries remain positive. Finally, others like Estee Lauder, Harley Davidson, and PepsiCo are simply solid companies doing well.

The Portfolio had several poor performing stocks in the first half, including some in the healthcare sector. In this sector, patent expirations (Abbott), legal issues (Wyeth) and concerns regarding future growth rates (Amgen) weighed on the stocks. The technology sector had several losers. Nokia is suffering from newer entrants and its own product cycle. Texas Instruments and Applied Materials remain volatile due to concerns regarding the strength and length of the cycle in their end markets.

What changes did you make to the Portfolio and why?

Diversification is increasing – we added two utilities stocks. The largest position sizes are decreasing: positions over 3% at year end are down to zero at mid-year. The percentage of the Portfolio in its top-10 holdings is decreasing (28.2% at year end versus 24% now) and the average market capitalization is decreasing, achieved by reducing positions in Citigroup and Pfizer. The intent of these moves is to improve the relative performance of the Portfolio.

At the same time we were doing the above we continued to look for the correct buy and hold stocks for the Portfolio. Among those moves were adding to existing positions Illinois Tool Works and Cardinal Health and initiating new positions, such as in Sungard Data Systems and Best Buy.

We eliminated our position in Altria when it reached our price objective and our position in PeopleSoft, because we found a better alternative.

Rich Meagley, CFA - Portfolio Manager/Equity Analyst

Darcy MacLaren, CFA - Portfolio Manager

As of August 2, 2004, Pioneer Investment Management, Inc. replaced Safeco Asset Management Company as the investment advisor to the portfolio. See Note 5 of Notes to the Financial Statements.

1

Performance Overview & Highlights

Safeco RST Core Equity Portfolio

(Unaudited)

Average Annual Total Return for the periods ended June 30, 2004	Six Month*	1 Year	5 Year	10 Year
Safeco RST Core Equity Portfolio	1.92%	14.45%	(5.44)%	8.43%
S&P 500 Index	3.46%	19.13%	(2.20)%	11.82%

* Not annualized.

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

TOP FIVE INDUSTRIES	Percent of Net Assets
Pharmaceuticals	8.7%
Diversified Banks	4.7
Integrated Oil & Gas	4.1
Industrial Machinery	4.1
Multi-Line Insurance	3.3
TOP TEN COMMON STOCK HOLDINGS	Percent of Net Assets
Microsoft Corp. (Systems Software)	2.8%
General Electric Co. (Industrial Conglomerates)	2.7
Pfizer, Inc. (Pharmaceuticals)	2.6
Citigroup, Inc. (Other Diversified Financial Services)	2.6
Wells Fargo & Co. (Diversifed Banks)	2.4
United Technologies Corp. (Aerospace & Defense)	2.3
Exxon Mobil Corp. (Integrated Oil & Gas)	2.3
American International Group, Inc. (Multi-Line Insurance)	2.2
Cisco Systems, Inc. (Communication Equipment)	2.1
Procter & Gamble Co. (Household Products)	2.1

WEIGHTINGS AS A PERCENT OF NET ASSETS

2

Portfolio of Investments

Safeco RST Core Equity Portfolio

As of June 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value (000's)
COMMON STOCKS-98.0%
Aerospace & Defense-3.3%
54,000	Northrop Grumman Corp.	$2,900
78,500	United Technologies Corp.	7,181
Application Software-0.4%
35,000 *	Intuit, Inc.	1,350
Asset Management & Custody Banks-0.6%
60,000	Bank of New York Co., Inc.	1,769
Auto Parts & Equipment-1.1%
63,000	Johnson Controls, Inc.	3,363
Biotechnology-1.2%
68,200 *	Amgen, Inc.	3,722
Brewers-1.5%
85,000	Anheuser-Busch Companies, Inc.	4,590
Communication Equipment-2.8%
274,000 *	Cisco Systems, Inc.	6,494
135,000	Nokia Oyj (ADR)	1,963
Computer & Electronics Retail-1.0%
60,000	Best Buy Co., Inc.	3,044
Computer Hardware-2.9%
124,000 *	Dell, Inc.	4,442
50,100	International Business	4,416
	Machines Corp.
Computer Storage & Peripherals-0.6%
160,000 *	EMC Corp.	1,824
Construction & Farm Machinery & Heavy Trucks-1.0%
55,500	PACCAR, Inc.	3,219
Consumer Finance-3.1%
98,000	American Express Co.	5,035
172,000	MBNA Corp.	4,436
Data Processing & Outsourced Services-2.1%
66,000	Automatic Data Processing, Inc.	2,764
85,000	First Data Corp.	3,784
Department Stores-1.1%
80,000 *	Kohl's Corp.	3,382

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Diversified Banks-4.7%
100,000	Hibernia Corp. (Class A)	$2,430
166,000	U.S. Bancorp	4,575
127,000	Wells Fargo & Co.	7,268
Electric Utilities-1.9%
90,000	Exelon Corp.	2,996
79,000	FirstEnergy Corp.	2,955
Electrical Components & Equipment-0.9%
42,000	Emerson Electric Co.	2,669
Food Retail-1.1%
180,000 *	Kroger Co.	3,276
General Merchandise Stores-3.1%
103,000	Target Corp.	4,374
99,000	Wal-Mart Stores, Inc.	5,223
Health Care Distributors-2.4%
62,000	Cardinal Health, Inc.	4,343
89,000	McKesson Corp.	3,055
Health Care Equipment-1.3%
85,000	Medtronic, Inc.	4,141
Home Furnishings-0.7%
84,000	Leggett & Platt, Inc.	2,244
Home Improvement Retail-1.3%
110,000	Home Depot, Inc.	3,872
Household Products-3.3%
58,000	Kimberly-Clark Corp.	3,821
116,000	Procter & Gamble Co.	6,315
Housewares & Specialties-1.7%
67,000	Fortune Brands, Inc.	5,054
Industrial Conglomerates-2.7%
260,000	General Electric Co.	8,424
Industrial Gases-1.1%
88,000	Praxair, Inc.	3,512
Industrial Machinery-4.1%
80,000	Danaher Corp.	4,148
58,000	Illinois Tool Works, Inc.	5,562
40,000	Ingersoll-Rand Co. (Class A)	2,732

SEE NOTES TO FINANCIAL STATEMENTS

3

Portfolio of Investments

Safeco RST Core Equity Portfolio

As of June 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Integrated Oil & Gas-4.1%
59,000	ChevronTexaco Corp.	$5,553
160,000	Exxon Mobil Corp.	7,106
Integrated Telecommunications Services-2.5%
85,000	CenturyTel, Inc.	2,553
144,000	Verizon Communications, Inc.	5,211
IT Consulting & Other Services-1.1%
125,000 *	SunGard Data Systems, Inc.	3,250
Metal & Glass Containers-1.2%
52,000	Ball Corp.	3,747
Motorcycle Manufacturers-1.4%
70,000	Harley-Davidson, Inc.	4,336
Movies & Entertainment-1.0%
178,000 *	Time Warner, Inc.	3,129
Multi-Line Insurance-3.3%
96,000	American International Group, Inc.	6,843
50,000	Hartford Financial Services Group, Inc.	3,437
Oil & Gas Equipment & Services-1.1%
51,500	Schlumberger, Ltd.	3,271
Oil & Gas Exploration & Production-1.1%
80,000	Apache Corp.	3,484
Other Diversified Financial Services-2.6%
170,000	Citigroup, Inc.	7,905
Personal Products-0.8%
52,000	Estee Lauder Cos., Inc. (Class A)	2,537
Pharmaceuticals-8.7%
146,000	Abbott Laboratories	5,951
40,000	Eli Lilly & Co.	2,796
78,500	Johnson & Johnson	4,373
233,000	Pfizer, Inc.	7,987
154,000	Wyeth	5,569
Property & Casualty Insurance-1.4%
101,849	St. Paul Travelers Cos., Inc.	4,129
Publishing-1.2%
43,000	Gannett Co., Inc.	3,649

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Regional Banks-2.1%
59,000	Fifth Third Bancorp	$3,173
69,000	First Horizon National Corp.	3,137
Semiconductor Equipment-1.2%
181,000 *	Applied Materials, Inc.	3,551
Semiconductors-3.1%
201,000	Intel Corp.	5,548
170,000	Texas Instruments, Inc.	4,111
Soft Drinks-2.0%
115,000	PepsiCo, Inc.	6,196
Systems Software-2.8%
303,000	Microsoft Corp.	8,654
Thrifts & Mortgage Finance-2.3%
43,000	Federal National Mortgage Association	3,068
100,000	Washington Mutual, Inc.	3,864
TOTAL COMMON STOCKS (cost $223,989)		300,785
CASH EQUIVALENTS-3.0%
Investment Companies
6,062,831	AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	6,063
3,174,000	State Street Navigator Securities Lending Prime Portfolio**	3,174
TOTAL CASH EQUIVALENTS (cost $9,237)		9,237
TOTAL INVESTMENTS (cost $233,226)-101.0%		310,022
Other Assets, less Liabilities		(3,115)
	NET ASSETS	$306,907

  *  Non-income producing security.

  **  Represents invested collateral received related to $3,137,430 in securities on loan under securities lending agreements. See Securities Lending Income in Note 2 to the financial statements.

SEE NOTES TO FINANCIAL STATEMENTS

4

Statement of Assets and Liabilities

Safeco RST Core Equity Portfolio

As of June 30, 2004 (Unaudited)

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$233,226
Investments, at Value	$310,022
Dividends and Interest Receivable	283
Total Assets	310,305
Liabilities:
Payable Upon Return of Securities Loaned	3,174
Investment Advisory Fees Payable	186
Other Accrued Expenses	38
Total Liabilities	3,398
Net Assets	$306,907
Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$281,545
Net Unrealized Appreciation on Investments	76,795
Accumulated Undistributed Net Investment Income	1,173
Accumulated Realized Loss	(52,606)
Net Assets	$306,907
Trust Shares Outstanding	13,470
Net Asset Value Per Share	$22.78

SEE NOTES TO FINANCIAL STATEMENTS

5

Statement of Operations

Safeco RST Core Equity Portfolio

For the Six-Month Period Ended June 30, 2004 (Unaudited)

–(In Thousands)–
Investment Income
Dividends	$2,384
Interest	29
Securities Lending and Other Income	4
Total Investment Income	2,417
Expenses
Investment Advisory	1,150
Legal and Auditing	22
Custodian	12
Reports to Shareholders	35
Trustees	6
Other	19
Total Expenses	1,244
Net Investment Income	1,173
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain	5,164
Net Change in Unrealized Depreciation	(301)
Net Gain on Investments	4,863
Net Change in Net Assets Resulting from Operations	$6,036

SEE NOTES TO FINANCIAL STATEMENTS

6

Statement of Changes in Net Assets

Safeco RST Core Equity Portfolio

(Unaudited)

–(In Thousands)–	2004*	2003**
Operations
Net Investment Income	$1,173	$2,775
Net Realized Gain (Loss) on Investments	5,164	(18,125)
Net Change in Unrealized Appreciation (Depreciation)	(301)	79,592
Net Change in Net Assets Resulting from Operations	6,036	64,242
Distributions to Shareholders from:
Net Investment Income	–	(2,777)
Net Trust Share Transactions	(15,443)	(16,219)
Total Change in Net Assets	(9,407)	45,246
Net Assets at Beginning of Period	316,314	271,068
Net Assets at End of Period	$306,907	$316,314

Other Information
Increase (Decrease) in Trust Shares and Amounts
Shares:
Subscriptions	810	2,217
Reinvestments	–	124
Redemptions	(1,492)	(3,191)
Net Change	(682)	(850)

Amounts:
Subscriptions	$18,327	$43,579
Reinvestments	–	2,776
Redemptions	(33,770)	(62,574)
Net Change	$(15,443)	$(16,219)

  *  For the six-month period ended June 30, 2004.

  **  For the year ended December 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS

7

Financial Highlights

Safeco RST Core Equity Portfolio

(For a Share Outstanding Throughout the Period)

(Unaudited)

	Six-Month Period Ended June 30		For the Year Ended December 31
	2004		2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$22.35		$18.07	$24.70	$27.46	$31.02	$29.97
Income (Loss) From Investment Operations
Net Investment Income	0.09		0.20	0.23	0.18	0.21	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.34		4.28	(6.63)	(2.76)	(3.56)	2.53
Total from Investment Operations	0.43		4.48	(6.40)	(2.58)	(3.35)	2.79
Less Distributions
Dividends from Net Investment Income	–		(0.20)	(0.23)	(0.18)	(0.21)	(0.26)
Distributions from Realized Gains	–		–	–	–	–	(1.48)
Total Distributions	–		(0.20)	(0.23)	(0.18)	(0.21)	(1.74)
Net Asset Value at End of Period	$22.78		$22.35	$18.07	$24.70	$27.46	$31.02

Total Return	1.92	%*	24.78%	(25.91%)	(9.38%)	(10.79%)	9.31%
Net Assets at End of Period (000's)	$306,907		$316,314	$271,068	$421,700	$510,463	$647,078
Ratios to Average Net Assets:
Expenses	0.80	%**	0.80%	0.77%	0.78%	0.78%	0.76%
Net Investment Income	0.75	%**	0.97%	1.02%	0.69%	0.67%	0.80%
Portfolio Turnover Rate	24	%**	29%	48%	35%	45%	32%

  *  Not annualized.

  **  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

8

Notes to Financial Statements

(Unaudited)

1.  GENERAL

The Safeco Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Core Equity Portfolio, the "Portfolio". The financial statements of the other portfolios are presented separately.

On March 15, 2004, Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolio's investment advisor, announced that it had entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. The holding company was subsequently named Symetra Financial Corporation. On August 2, 2004 the sale closed. See Note 5 to the Financial Statements for further disclosure.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation. Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded primarily on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's pricing time, but after the close of the securities' primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2004, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $35,983,000 and $52,568,000, respectively.

Dividend and Interest Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the

9

Notes to Financial Statements

(Unaudited)

interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders. Distributions to shareholders from net investment income and gains realized from security transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to shareholders in a manner which results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2004, were as follows (in thousands):

Core Equity
Federal Tax Cost on Investments	$233,345
Gross Unrealized Appreciation on Investments	91,713
Gross Unrealized Depreciation on Investments	(15,037)
Net Unrealized Appreciation on Investments	76,676
Undistributed Income	1,173
Undistributed Realized Capital Gain - Current Period	5,164
Capital Loss Carryforward*	(57,651)
Distributable Earnings	$25,362

*  At December 31, 2003, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

	2008	2009	2010	2011	Total
Core Equity Portfolio	$1,329	$8,113	$26,936	$21,273	$57,651

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales.

10

Notes to Financial Statements

(Unaudited)

4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees.  Safeco Asset Management Company received investment advisory fees from the Portfolio. For the Core Equity Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%. See Note 5 to the Financial Statements.

Notes Payable and Interest Expense.  The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2004, no such borrowings were outstanding. Interest rates on affiliated loans during the six-month period ended June 30, 2004 ranged from 0.97% to 1.04%. This arrangement was terminated on August 2, 2004.

Line of Credit.  The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At June 30, 2004, no such borrowings were outstanding.

Affiliate Ownership. At June 30, 2004, Safeco Life Insurance Company owned 11,112,449 shares (82%) of the RST Core Equity Portfolio.

Board of Trustees.  The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement.  Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio except for investment advisory fees if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

5.  SUBSEQUENT EVENTS

On August 2, 2004, Safeco Corporation announced that it had completed the sale of the Safeco Life and Investments division of Safeco Corporation to Symetra Financial Corporation. Among the entities included in this sale were Safeco Asset Management Company (SAM), Safeco Services, and Safeco Securities, all of which are affiliates of the Portfolio.

Symetra Financial Corporation made the decision to exit the mutual fund business. Effective August 2, 2004, Pioneer Investment Management, Inc. (Pioneer) was named the investment advisor for the Portfolio pursuant to an interim investment advisory agreement approved by the Board of Trustees of the Portfolio. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM, with no change in the investment advisory fee schedule or the expense reimbursement arrangements. The investment advisory agreement with SAM has been terminated.

The Board of Trustees for the Portfolio has also approved the proposed plan of reorganization of the Portfolio into a corresponding Pioneer portfolio. It is anticipated that shareholders of the Safeco Portfolio will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of the Safeco Portfolio into a similar portfolio managed by Pioneer.

11

Trustees and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (49)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Director of Cascade Natural Gas Corp., Seattle, Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22	Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non-profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice president and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22	Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development, repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (53)	Trustee and Chairman; President	Served since May 7, 2003; Served as President or Sr. Vice President since November 8, 2001	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.

**Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (47)	Vice President, Treasurer, and Controller	Served since August 7, 1997	Secretary of the Trusts from July 2000 through May 2004. Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

William E. Crawford 5069 154th Place NE Redmond, WA 98052 (47)	Secretary	Served since May 6, 2004	Counsel of the Trusts since May 2001 and Assistant General Counsel of Safeco Life Insurance Company since February 1997.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Chief Compliance Officer	Served since November 6, 2003	Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002	Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

*Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Portfolio trustees. The SAI, and a description of the Portfolio's proxy voting policies and procedures, are available on request, without charge, by calling 1-877-796-3872. The proxy information is also available at http://www.sec.gov

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Pioneer Investment Management, Inc.

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

GMF4432 7/04

Printed on Recycled Paper:

Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

Safeco Resource Series Trust
Semiannual Report

Growth Opportunities Portfolio
June 30, 2004

Report From the Portfolio Managers

Safeco RST Growth Opportunities Portfolio

As of June 30, 2004

How did the Portfolio perform?

For the six-month period ending June 30, 2004, the Portfolio has outperformed its benchmark index, the Russell 2000 Index®.

What factors impacted the Portfolio's performance?

The biggest factor affecting the Portfolio's strong performance has been from stock selection. We have many stable, liquid and less volatile small-cap holdings. Our view continues to be that earnings growth comparisons for many companies will moderate as the economy continues to recover, thus we have positioned the portfolio toward companies with sustainable growth in earnings. Some of the Portfolio's outperformance was a result of 46% of the Portfolio having a market capitalization of greater than $1 billion currently. This is the segment of the market cap spectrum that we added to during late 2003. Year-to date the Russell 2000 Index® sectors that contributed the most were producer durables, consumer discretionary and healthcare – all overweighted sectors in the Portfolio. Our underweight in technology helped as well.

What changes did you make to the Portfolio and why?

The turnover in the Growth Opportunities Portfolio remains quite low for a small-cap portfolio as compared to the turnover of other portfolios of its type. What this symbolizes is a management team with a long-term view of the investments made in the portfolio. We continue to upgrade the quality of the portfolio to more stable, more liquid and thereby less volatile stocks. We seek high quality companies that have consistent growth in profits, strong return on investor capital (or increasing), an ability to grow internally, and a seasoned management team.

Jeffrey Schwartz, CFA - Portfolio Manager/Equity Analyst

Bill Whitlow, CFA - Portfolio Manager/Equity Analyst

As of August 2, 2004, Pioneer Investment Management, Inc. replaced Safeco Asset Management Company as the investment advisor to the portfolio. See Note 5 of Notes to the Financial Statements.

1

Performance Overview and Highlights

Safeco RST Growth Opportunities Portfolio

(Unaudited)

Average Annual Total Return for the periods ended June 30, 2004	Six Month*	1 Year	5 Year	10 Year
Safeco RST Growth Opportunities Portfolio	9.00%	33.86%	3.83%	13.25%
Russell 2000 Index	6.76%	33.37%	6.63%	10.93%

* Not annualized.

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

TOP FIVE INDUSTRIES	Percent of Net Assets
Thrifts & Mortgage Finance	5.2%
Specialty Stores	5.1
Casinos & Gaming	4.3
Homebuilding	4.1
Health Care Services	3.8
TOP TEN COMMON STOCK HOLDINGS	Percent of Net Assets
MICROS Systems, Inc.	2.9%
(Application Software)
Nu Skin Enterprises, Inc. (Class A)	2.6
(Personal Products)
PolyMedica Corp.	2.6
(Health Care Supplies)
Iron Mountain, Inc.	2.5
(Data Processing & Outsourced Services)
Station Casinos, Inc.	2.5
(Casinos & Gaming)
Websense, Inc.	2.5
(Internet Software & Services)
Old Dominion Freight Lines, Inc.	2.4
(Trucking)
American Healthways, Inc.	2.4
(Health Care Services)
Tektronix, Inc.	2.2
(Electronic Equipment Manufacturers)
Rent-A-Center, Inc.	2.2
(Specialty Stores)

WEIGHTINGS AS A PERCENT OF NET ASSETS

2

Portfolio of Investments

Safeco RST Growth Opportunities Portfolio

As of June 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value (000's)
COMMON STOCKS-90.6%
Aerospace & Defense-3.0%
75,800 *	Alliant Techsystems, Inc.	$4,801
181,400 *	DRS Technologies, Inc.	5,787
Application Software-2.9%
216,200 *	MICROS Systems, Inc.	10,371
Asset Management & Custody Banks-1.1%
79,800 *	Affiliated Managers Group, Inc.	4,019
Auto Parts & Equipment-0.6%
247,200 *	IMPCO Technologies, Inc.	1,565
76,500 *	Quantum Fuel Systems Technologies Worldwide, Inc.	465
Biotechnology-3.0%
339,600 *	North American Scientific, Inc.	2,853
171,800 *	Novavax, Inc.	926
352,200 *	Serologicals Corp.	7,040
Casinos & Gaming-4.3%
339,400 *	Scientific Games Corp.	6,496
184,900 *	Station Casinos, Inc.	8,949
Commercial Printing-0.5%
56,637	R.R. Donnelley & Sons Co.	1,870
Construction & Farm Machinery & Heavy Trucks-1.1%
190,500 *	AGCO Corp.	3,880
Construction Materials-1.7%
147,700	Florida Rock Industries, Inc.	6,229
Data Processing & Outsourced Services-2.5%
186,280 *	Iron Mountain, Inc.	8,990
Diversified Commercial Services-2.9%
93,000 *	Concorde Career Colleges, Inc.	1,627
42,500 *	Kroll, Inc.	1,567
266,361 *	NCO Group, Inc.	7,109
Electronic Equipment Manufacturers-2.2%
228,700 *	Tektronix, Inc.	7,780
Employment Services-1.3%
185,200 *	Monster Worldwide, Inc.	4,763

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Food Distributors-1.3%
178,300	Fresh Del Monte Produce, Inc.	$4,506
Food Retail-0.9%
183,000	Casey's General Stores, Inc.	3,349
Footwear-2.3%
123,500 *	Steven Madden, Ltd.	2,466
88,300 *	Timberland Co. (Class A)	5,703
Health Care Equipment-2.4%
26,250 *	American Medical Alert Corp.	110
280,000 *	Conceptus, Inc.	3,150
612,500 *	Med-Design Corp.	1,274
1,000,000 *	PhotoMedex, Inc.	3,430
464,000 *	SpectRx, Inc.	719
Health Care Services-3.8%
325,400 *	American Healthways, Inc.	8,662
204,750 *	Matria Healthcare, Inc.	5,133
Health Care Supplies-2.6%
296,700	PolyMedica Corp.	9,210
Home Entertainment Software-2.5%
313,300 *	PLATO Learning, Inc.	3,105
256,700 *	THQ, Inc.	5,878
Homebuilding-4.1%
540,500 *	Champion Enterprises, Inc.	4,962
68,800 *	Meritage Corp.	4,733
103,100	Standard Pacific Corp.	5,083
Housewares & Specialties-1.1%
61,800 *	Scotts Co. (Class A)	3,948
Industrial Machinery-1.5%
157,200	Pentair, Inc.	5,288
Internet Software & Services-3.8%
541,000 *	Stellent, Inc.	4,620
239,500 *	Websense, Inc.	8,917
IT Consulting & Other Services-1.3%
560,900 *	CIBER, Inc.	4,611
Life & Health Insurance-3.7%
261,100	Scottish RE Group, Ltd.	6,071
108,000	StanCorp Financial Group, Inc.	7,236

SEE NOTES TO FINANCIAL STATEMENTS

3

Portfolio of Investments

Safeco RST Growth Opportunities Portfolio

As of June 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Metal & Glass Containers-0.5%
221,300	Intertape Polymer Group, Inc.	$1,684
Oil & Gas Drilling-0.7%
145,000 *	Pride International, Inc.	2,481
Oil & Gas Equipment & Services-1.2%
103,600 *	FMC Technologies, Inc.	2,984
42,000	Tidewater, Inc.	1,252
Oil & Gas Exploration & Production-2.4%
109,700 *	Forest Oil Corp.	2,997
97,000 *	Newfield Exploration Co.	5,407
Personal Products-3.5%
106,500 *	NBTY, Inc.	3,130
367,200	Nu Skin Enterprises, Inc. (Class A)	9,298
Pharmaceuticals-2.7%
169,200 *	Connetics Corp.	3,418
466,156 *	Discovery Laboratories, Inc.	4,470
176,900 *	La Jolla Pharmaceutical Co.	430
149,000 *	Nastech Pharmaceutical Co., Inc.	1,520
Real Estate Investment Trust-1.4%
89,700	Alexandria Real Estate Equities, Inc.	5,093
Regional Banks-3.8%
221,833	Fulton Financial Corp.	4,470
104,800	United Bankshares, Inc.	3,406
109,200	Westamerica Bancorporation	5,728
Semiconductor Equipment-1.6%
46,400 *	Actel Corp.	858
90,400 *	Artisan Components, Inc.	2,332
96,300 *	DSP Group, Inc.	2,623
Semiconductors-0.4%
237,500 *	TriQuint Semiconductor, Inc.	1,297
Soft Drinks-0.8%
51,100	Coca-Cola Bottling Co.	2,958
Specialty Chemicals-0.5%
273,200 *	Omnova Solutions, Inc.	1,667

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Specialty Stores-5.1%
299,071 *	Harold's Stores, Inc.	$760
258,500 *	Rent-A-Center, Inc.	7,737
709,900 *	Rent-Way, Inc.	6,389
130,200 *	West Marine, Inc.	3,496
Thrifts & Mortgage Finance-5.2%
211,750	Doral Financial Corp.	7,305
80,400	New Century Financial Corp.	3,764
444,400	W Holding Co., Inc.	7,630
Trucking-2.4%
295,500 *	Old Dominion Freight Line, Inc.	8,711
TOTAL COMMON STOCKS (cost $257,909)		324,546
INDEXED SECURITIES-6.4%
Indexed Securities-6.4%
91,200	iShares Russell 2000 Growth Index Fund	5,706
48,100	iShares Russell 2000 Index Fund	5,667
33,500	iShares Russell 2000 Value Index Fund	5,762
59,400	iShares S&P SmallCap 600/ BARRA Growth Index Fund	5,797
TOTAL INDEXED SECURITIES (cost $20,391)		22,932
WARRANTS-0.3%
Diversified Commercial Services-0.0%
37,165 *	NCO Group, Inc. (Exp. 9/28/06) ††	8
Health Care Equipment-0.2%
49,880 *	Endocare, Inc. (Exp. 11/23/05) ††	0
140,000 *	LifePoint, Inc. (Exp. 4/01/07) ††	1
84,000 *	LifePoint, Inc. (Exp. 7/21/07) ††	1
250,000 *	PhotoMedex, Inc. (Exp. 6/13/07) ††	541
92,800 *	SpectRx, Inc. (Exp. 6/04/06) ††	20
Pharmaceuticals-0.1%
105,000 *	Nastech Pharmaceutical Co., Inc. (Exp. 3/19/06) ††	519
TOTAL WARRANTS (cost $22)		1,090

SEE NOTES TO FINANCIAL STATEMENTS

4

Portfolio of Investments

Safeco RST Growth Opportunities Portfolio

As of June 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value (000's)
CASH EQUIVALENTS-28.0%
Investment Companies
9,075,602	AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	$9,076
91,407,180	State Street Navigator Securities Lending Prime Portfolio **	91,407
TOTAL CASH EQUIVALENTS (cost $100,483)		100,483
TOTAL INVESTMENTS (cost $378,805)-125.3%		449,051
Other Assets, less Liabilities		(90,729)
	NET ASSETS	$358,322

  *  Non-income producing security.

  **  Represents invested collateral received related to $89,755,346 in securities on loan under securities lending agreements. See Securities Lending Income in Note 2 to the financial statements.

  ††  Securities are valued at fair value as determined under the supervision of the Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

5

Statement of Assets and Liabilities

Safeco RST Growth Opportunities Portfolio

As of June 30, 2004 (Unaudited)

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$378,805
Investments, at Value	$449,051
Cash	305
Receivable for Investment Securities Sold	415
Dividends and Interest Receivable	206
Total Assets	449,977
Liabilities:
Payable Upon Return of Securities Loaned	91,407
Investment Advisory Fees Payable	211
Other Accrued Expenses	37
Total Liabilities	91,655
Net Assets	$358,322
Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$372,814
Net Unrealized Appreciation on Investments	70,246
Accumulated Net Investment Loss	(274)
Accumulated Realized Loss	(84,464)
Net Assets	$358,322
Trust Shares Outstanding	16,906
Net Asset Value Per Share	$21.19

SEE NOTES TO FINANCIAL STATEMENTS

6

Statement of Operations

Safeco RST Growth Opportunities Portfolio

For the Six-Month Period Ended June 30, 2004 (Unaudited)

–(In Thousands)–
Investment Income
Dividends	$965
Interest	30
Securities Lending and Other Income	104
Total Investment Income	1,099
Expenses
Investment Advisory	1,278
Legal and Auditing	22
Custodian	17
Reports to Shareholders	32
Trustees	6
Other	18
Total Expenses	1,373
Net Investment Loss	(274)
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain	5,562
Net Change in Unrealized Appreciation	24,640
Net Gain on Investments	30,202
Net Change in Net Assets Resulting from Operations	$29,928

SEE NOTES TO FINANCIAL STATEMENTS

7

Statements of Changes in Net Assets

Safeco RST Growth Opportunities Portfolio

(Unaudited)

–(In Thousands)–	2004*	2003**
Operations
Net Investment Loss	$(274)	$(431)
Net Realized Gain (Loss) on Investments	5,562	(15,020)
Net Change in Unrealized Appreciation	24,640	114,949
Net Change in Net Assets Resulting from Operations	29,928	99,498
Distributions to Shareholders from:
Net Realized Gain on Investments	–	–
Total	–	–
Net Trust Share Transactions	(9,179)	(7,879)
Total Change in Net Assets	20,749	91,619
Net Assets at Beginning of Period	337,573	245,954
Net Assets at End of Period	$358,322	$337,573

Other Information
Increase (Decrease) in Trust Shares and Amounts
Shares:
Subscriptions	1,296	3,713
Reinvestments	–	–
Redemptions	(1,753)	(4,429)
Net Change	(457)	(716)

Amounts:
Subscriptions	$26,246	$58,543
Reinvestments	–	–
Redemptions	(35,425)	(66,422)
Net Change	$(9,179)	$(7,879)

  *  For the six-month period ended June 30, 2004.

  **  For the year ended December 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS

8

Financial Highlights

Safeco RST Growth Opportunities Portfolio

(For a Share Outstanding Throughout the Period)

(Unaudited)

	Six-Month Period Ended June 30		For the Year Ended December 31
	2004		2003	2002		2001	2000	1999
Net Asset Value at Beginning of Period	$19.44		$13.60	$21.89		$18.81	$22.50	$21.30
Income (Loss) From Investment Operations
Net Investment Loss	(0.02)		(0.02)	(0.10)		(0.10)	(0.12)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.77		5.86	(8.12	) †	3.67	(1.27)	1.29
Total From Investment Operations	1.75		5.84	(8.22)		3.57	(1.39)	1.20
Less Distributions
Distributions from Realized Gains	–		–	(0.07)		(0.49)	(2.30)	–
Net Asset Value at End of Period	$21.19		$19.44	$13.60		$21.89	$18.81	$22.50

Total Return	9.00	%*	42.94%	(37.67%)		19.14%	(6.16%)	5.63%
Net Assets at End of Period (000's)	$358,322		$337,573	$245,954		$428,013	$354,932	$345,725
Ratios to Average Net Assets:
Expenses	0.79	%**	0.80%	0.79%		0.78%	0.77%	0.78%
Net Investment Loss	(0.16	%)**	(0.16%)	(0.58%)		(0.53%)	(0.57%)	(0.45%)
Portfolio Turnover Rate	35	%**	54%	38%		47%	66%	53%

  *  Not annualized.

  **  Annualized.

  †  Includes $0.01 related to investment reimbursement by advisor.

SEE NOTES TO FINANCIAL STATEMENTS

9

Notes to Financial Statements

(Unaudited)

1.  GENERAL

The Safeco Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Growth Opportunities Portfolio, the "Portfolio". The financial statements of the other Portfolios are presented separately.

On March 15, 2004, Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolio's investment advisor, announced that it had entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. The holding company was subsequently named Symetra Financial Corporation. On August 2, 2004 the sale closed. See Note 5 to the Financial Statements for further disclosure.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation. Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded primarily on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's pricing time, but after the close of the securities' primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2004, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $58,663,000 and $62,704,000, respectively.

Dividend and Interest Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and

10

Notes to Financial Statements

(Unaudited)

dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders. Distributions to shareholders from net investment income and gains realized from security transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2004, were as follows (in thousands):

Growth Opportunities
Federal Tax Cost on Investments	$379,645
Gross Unrealized Appreciation on Investments	99,707
Gross Unrealized Depreciation on Investments	(30,301)
Net Unrealized Appreciation on Investments	69,406
Undistributed Loss	(274)
Undistributed Realized Capital Gain - Current Period	5,562
Capital Loss Carryforward*	(89,186)
Distributable Earnings	$(14,492)

*  At December 31, 2003, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

	2010	2011	Total
Growth Opportunities Portfolio	$54,387	$34,799	$89,186

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales.

11

Notes to Financial Statements

(Unaudited)

4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. Safeco Asset Management Company received investment advisory fees from the Portfolio. For the Growth Opportunities Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%. See Note 5 to the Financial Statements.

Notes Payable and Interest Expense. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2004 no such borrowings were outstanding. Interest rates on affiliated loans during the six-month period ended June 30, 2004 ranged from 0.97% to 1.04%. This arrangement was terminated on August 2, 2004.

Line of Credit. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At June 30, 2004, no such borrowings were outstanding.

Affiliate Ownership. At June 30, 2004, Safeco Life Insurance Company owned 10,564,136 shares (62%) of the RST Growth Opportunities Portfolio.

Board of Trustees. The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio except for investment advisory fees if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating costs.

5.  SUBSEQUENT EVENTS

On August 2, 2004, Safeco Corporation announced that it had completed the sale of the Safeco Life and Investments division of Safeco Corporation to Symetra Financial Corporation. Among the entities included in this sale were Safeco Asset Management Company (SAM), Safeco Services, and Safeco Securities, all of which are affiliates of the Portfolio.

Symetra Financial Corporation made the decision to exit the mutual fund business. Effective August 2, 2004, Pioneer Investment Management, Inc. (Pioneer) was named the investment advisor for the Portfolio pursuant to an interim investment advisory agreement approved by the Board of Trustees of the Portfolio. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM, with no change in the investment advisory fee schedule or the expense reimbursement arrangements. The investment advisory agreement with SAM has been terminated.

The Board of Trustees for the Portfolio has also approved the proposed plan of reorganization of the Portfolio into a corresponding Pioneer portfolio. It is anticipated that shareholders of the Safeco Portfolio will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of the Safeco Portfolio into a similar portfolio managed by Pioneer.

12

Trustees and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (49)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Director of Cascade Natural Gas Corp., Seattle, Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22	Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non-profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice president and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22	Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development, repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (53)	Trustee and Chairman; President	Served since May 7, 2003; Served as President or Sr. Vice President since November 8, 2001	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.

**Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (47)	Vice President, Treasurer, and Controller	Served since August 7, 1997	Secretary of the Trusts from July 2000 through May 2004. Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

William E. Crawford 5069 154th Place NE Redmond, WA 98052 (47)	Secretary	Served since May 6, 2004	Counsel of the Trusts since May 2001 and Assistant General Counsel of Safeco Life Insurance Company since February 1997.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Chief Compliance Officer	Served since November 6, 2003	Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002	Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

*Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Portfolio trustees. The SAI, and a description of the Portfolio's proxy voting policies and procedures, are available on request, without charge, by calling 1-877-796-3872. The proxy information is also available at http://www.sec.gov

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Pioneer Investment Management, Inc.

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

GMF4485 7/04

Printed on Recycled Paper:
Safeco® and the Safeco logo are registered trademarks of Safeco Corporation

Safeco Resource Series Trust Semiannual Report

Money Market Portfolio
June 30, 2004

Report From the Portfolio Managers

RST Money Market Portfolio

As of June 30, 2004

How did the Portfolio perform?

The 12-month return on the Portfolio was lower than the 3.2% year-over-year increase in the Consumer Price Index (CPI) as of the end of June 2004.

What factors impacted the Portfolio's performance?

After a full year of the Federal Funds target rate of 1.00%, the Federal Reserve's Open Market Committee (FOMC) finally raised the rate to 1.25% on June 30. The Fed Funds futures market anticipates a 0.25% rise in the rate at each of the four remaining FOMC meetings in 2004 and even higher rates in 2005.

Much of the performance of the Portfolio can be attributed to the large holdings (26%) of 7-day reset floating rate notes that reset off of 1-month London inter-bank offer rate (LIBOR). LIBOR-based securities currently offer higher rates than other available money market securities, and the frequent rate reset of the notes captures higher rates more quickly in a rapidly rising rate environment. Also contributing to the Portfolio's returns were the holdings of longer-term corporate bonds purchased at relatively high yields on a steep money market yield curve.

What changes did you make to the Portfolio and why?

We increased our allocation of floating rate notes. This has become our asset class of choice because the spread is much higher than commercial paper. Commercial paper remains one of the lowest-yielding assets in the prime money markets.

After rates had risen significantly, we made a purchase of a Federal Home Loan Bank (FHLB) 13-month maturity bond which is callable every three months and some purchases of one-year bank and broker paper.

Lesley Fox - Portfolio Manager

Cathleen Beauchamp, CFA - Portfolio Manager/Taxable Fixed Income Analyst

As of August 2, 2004, Pioneer Investment Management, Inc. replaced Safeco Asset Management Company as the investment advisor to the portfolio. See Note 4 of Notes to the Financial Statements.

1

Performance Overview & Highlights

Safeco RST Money Market Portfolio

(Unaudited)

Average Annual Total Return for the periods ended June 30, 2004	Six Month*	1 Year	5 Year	10 Year
Safeco RST Money Market Portfolio	0.16%	0.32%	2.82%	3.89%

* Not annualized.

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

Weighted Average Maturity	64 Days
7 Day Yield	0.45%

Portfolio of Investments

As of June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT (000's)		Value (000's)
COMMERCIAL PAPER-32.5%
Asset Backed-8.0%
$1,000	Apreco, Inc. 1.16%, due 7/19/04	$999
1,000	K2 (USA) LLC 1.22%, due 8/25/04	998
Consumer Finance-8.0%
1,000	Cooperative Association of Tractor Dealers, Inc. 1.30%, due 7/26/04	999
1,000	Moat Fundings, LLC 1.06%, due 7/01/04	1,000
Diversified Banks-4.0%
1,000	Dexia Delaware, LLC 1.06%, due 7/07/04	1,000
Other Diversified Financial Services-8.5%
1,100	Household Finance Corp. 1.09%, due 7/08/04	1,100
1,000	Receivables Capital Corp. 1.08%, due 7/09/04	1,000
Specialized Finance-4.0%
1,000	National Rural Utilities Cooperative Finance Corp. 1.24%, due 7/15/04	999
TOTAL COMMERCIAL PAPER (cost $8,095)		8,095

PRINCIPAL AMOUNT (000's)		Value (000's)
CORPORATE BONDS-40.4%
Asset Management & Custody Banks-3.8%
$ 910	Mellon Funding Corp. 7.50%, due 6/15/05	$954
Brewers-2.9%
725	New Belgium Brewery Co. 1.30%, due 7/01/15 Put Date 7/01/04	725
Diversified Banks-6.8%
675	Banc One Corp. 7.25%, due 8/15/04	680
500	Boatmen's Bancshares 7.625%, due 10/01/04	508
500	Nationsbank Corp. 6.125%, due 7/15/04	501
General Merchandise Stores-1.2%
300	Racetrac Capital, LLC 1.36%, due 4/01/18 Put Date 7/07/04	300
Health Care Facilities-2.0%
500	ACTS Retirement-Life Communities, Inc. 1.13%, due 11/15/29 Put Date 7/01/04	500
Investment Banking & Brokerage-5.6%
1,000	J.P. Morgan & Co., Inc. 7.625%, due 9/15/04	1,013
200	Lehman Brothers Holdings, Inc. 8.75%, due 3/15/05	209

2

Portfolio of Investments

Safeco RST Money Market Portfolio

As of June 30, 2004 (Unaudited)

PRINCIPAL AMOUNT (000's)		Value (000's)
$ 175	Salomon Smith Barney Holdings, Inc. 6.25%, due 6/15/05	$181
Other Diversified Financial Services-8.7%
125	Associates Corporation of North America 6.10%, due 1/15/05	128
1,000 #	CC USA, Inc. (144A) 1.335%, due 8/13/04 (acquired 1/02/04) (cost $1,001,071)	1,000
1,000	Security Capital Group 7.80%, due 1/19/05	1,034
Real Estate Management & Development-2.4%
600	SF Tarns, LLC 1.39%, due 1/01/28 Put date 7/01/04	600
Thrifts & Mortgage Finance-7.0%
700	Abbey National, plc 8.20%, due 10/15/04	714
1,000	Countrywide Home Loans, Inc. 6.84%, due 10/22/04	1,017
TOTAL CORPORATE BONDS (cost $10,064)		10,064
COLLATERALIZED MORTGAGE OBLIGATIONS-4.0%
U.S. Government Agency Obligations-4.0%
999	Freddie Mac 1.32%, due 1/15/42	999
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $999)		999
MUNICIPAL BONDS-13.7%
Hotels, Resorts & Cruise Lines-4.0%
1,000	Tenderfoot Seasonal Housing Facilities Revenue 1.35%, due 7/01/35 Put Date 7/01/04	1,000
Managed Health Care-9.7%
1,255	Maryland Health and Higher Education Facilities Authority Revenue (University of Maryland Medical System) 1.25%, due 7/01/29 Put Date 7/01/04	1,255

PRINCIPAL AMOUNT (000's)		Value (000's)
$1,160	Maryland Health and Higher Education Facilities Authority Revenue 1.25%, due 1/01/28 Put Date 7/01/04	$1,160
TOTAL MUNICIPAL BONDS (cost $3,415)		3,415
U.S. GOVERNMENT & AGENCY OBLIGATIONS-4.1%
U.S. Government Agency Obligations-4.1%
1,000	Federal Home Loan Bank (Unsecured Bond) 1.70%, due 5/24/05	1,000
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (cost $1,000)		1,000
CASH EQUIVALENTS-4.9%
Investment Companies
1,216	AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	1,216
TOTAL CASH EQUIVALENTS (cost $1,216)		1,216
TOTAL INVESTMENTS (cost $24,789)-99.6%		24,789
Other Assets, less Liabilities		109
	NET ASSETS	$24,898

    If a Put date is indicated, the Fund has a right to sell a specified underlying security at an exercise price equal to the amortized cost of the underlying security plus interest, if any, as of that date.

    Securities with a maturity of more than thirteen months have variable rates and/or demand features which qualify them as short-term securities. Rates shown are those in effect on 6/30/04. These rates change periodically based on specified market rates or indices.

  #  Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer" as permitted under rule 144A of the Securities Act of 1933. The total cost and value of such securities is 1,000,071 or 4.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS

3

Statement of Assets and Liabilities

Safeco RST Money Market Portfolio

As of June 30, 2004 (Unaudited)

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$24,789
Investments, at Value	$24,789
Dividends and Interest Receivable	150
Total Assets	24,939
Liabilities:
Dividends Payable	10
Investment Advisory Fees Payable	13
Other Accrued Expenses	18
Total Liabilities	41
Net Assets	$24,898
Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$24,898
Net Assets	$24,898
Trust Shares Outstanding	24,898
Net Asset Value Per Share	$1.00

SEE NOTES TO FINANCIAL STATEMENTS

4

Statement of Operations

Safeco RST Money Market Portfolio

For the Six-Month Period Ended June 30, 2004 (Unaudited)

–(In Thousands)–
Investment Income
Interest	$140
Total Investment Income	140
Expenses
Investment Advisory	74
Legal and Auditing	12
Custodian	5
Reports to Shareholders	6
Trustees	5
Other	1
Total Expenses	103
Net Investment Income and Net Change in Net Assets Resulting from Operations	$37

SEE NOTES TO FINANCIAL STATEMENTS

5

Statements of Changes in Net Assets

Safeco RST Money Market Portfolio

(Unaudited)

–(In Thousands)–	2004*	2003**
Operations
Net Investment Income	$37	$144
Net Change in Net Assets Resulting from Operations	37	144
Distributions to Shareholders from:
Net Investment Income	(37)	(144)
Net Trust Share Transactions	1,958	(7,135)
Total Change in Net Assets	1,958	(7,135)
Net Assets at Beginning of Period	22,940	30,075
Net Assets at End of Period	$24,898	$22,940

Other Information
Increase (Decrease) in Trust Shares and Amounts
Shares:
Subscriptions	20,267	57,609
Reinvestments	29	144
Redemptions	(18,338)	(64,888)
Net Change	1,958	(7,135)

Amounts:
Subscriptions	$20,267	$57,609
Reinvestments	29	144
Redemptions	(18,338)	(64,888)
Net Change	$1,958	$(7,135)

  *  For the six-month period ended June 30, 2004.

  **  For the year ended December 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS

6

Financial Highlights

Safeco RST Money Market Portfolio

(For a Share Outstanding Throughout the Period)

(Unaudited)

	Six-Month Period Ended June 30		For the Year Ended December 31
	2004		2003	2002		2001	2000	1999
Net Asset Value at Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations
Net Investment Income	–^		–^	0.02		0.04	0.05	0.04
Less Distributions
Dividends From Net Investment Income	–^		–^	(0.02)		(0.04)	(0.05)	(0.04)
Net Asset Value at End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.16	%*	0.50%	1.53%		3.75%	5.82%	4.63%
Net Assets at End of Period (000's)	$24,898		$22,940	$30,075		$32,260	$27,234	$29,135
Ratios to Average Net Assets:
Gross Expenses	0.90	%**	0.84%	0.79%		0.78%	0.84%	0.78%
Net Expenses	0.90	%**	0.84%	0.53	% †	0.78%	0.84%	0.78%
Net Investment Income	0.32	%**	0.51%	1.52%		3.64%	5.70%	4.52%

  *  Not annualized.

  **  Annualized.

  †  Net of fee waiver by advisor.

  ^  Amounts are less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS

7

Notes to Financial Statements

(Unaudited)

1.  GENERAL

The Safeco Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Money Market Portfolio, the "Portfolio". The financial statements of the other portfolios are presented separately.

On March 15, 2004, Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolio's investment advisor, announced that it had entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. The holding company was subsequently named Symetra Financial Corporation. On August 2, 2004, the sale closed. See Note 4 to the Financial Statements for further disclosure.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation. Securities in the portfolio are valued at amortized cost, which approximates market value. Temporary investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's pricing time, but after the close of the securities' primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

Dividend and Interest Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Expense Allocation. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are declared as of the close of each business day and payment is made as of the last business day of each month. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the

8

Notes to Financial Statements

(Unaudited)

reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. Safeco Asset Management Company received investment advisory fees from the Portfolio. For the Money Market Portfolio, the fee is based on average daily net assets at an annual rate of 0.65%. See Note 4 to the Financial Statements.

Notes Payable and Interest Expense. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2004 no such borrowings were outstanding. Interest rates on affiliated loans during the six-month period ended June 30, 2004 ranged from 0.97% to 1.04%. This arrangement was terminated on August 2, 2004.

Line of Credit. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At June 30, 2004, no such borrowings were outstanding.

Affiliate Ownership. At June 30, 2004, Safeco Life Insurance Company owned 100% of the outstanding shares in the RST Money Market Portfolio.

Board of Trustees. The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio except for investment advisory fees if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

4.  SUBSEQUENT EVENTS

On August 2, 2004, Safeco Corporation announced that it had completed the sale of the Safeco Life and Investments division of Safeco Corporation to Symetra Financial Corporation. Among the entities included in this sale were Safeco Asset Management Company (SAM), Safeco Services, and Safeco Securities, all of which are affiliates of the Portfolio.

Symetra Financial Corporation made the decision to exit the mutual fund business. Effective August 2, 2004, Pioneer Investment Management, Inc. (Pioneer) was named the investment advisor for the Portfolio pursuant to an interim investment advisory agreement approved by the Board of Trustees of the Portfolio. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM, with no change in the investment advisory fee schedule or the expense reimbursement arrangements. The investment advisory agreement with SAM has been terminated.

The Board of Trustees for the Portfolio has also approved the proposed plan of reorganization of the Portfolio into a corresponding Pioneer portfolio. It is anticipated that shareholders of the Safeco Portfolio will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of the Safeco Portfolio into a similar portfolio managed by Pioneer.

9

Trustee and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (49)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Director of Cascade Natural Gas Corp., Seattle, Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22	Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non-profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice president and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22	Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development , repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (53)	Trustee and Chairman; President	Served since May 7, 2003; Served as President or Sr. Vice President since November 8, 2001	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.

**Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (47)	Vice President, Treasurer, and Controller	Served since August 7, 1997	Secretary of the Trusts from July 2000 through May 2004. Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

William E. Crawford 5069 154th Place NE Redmond, WA 98052 (47)	Secretary	Served since May 6, 2004	Counsel of the Trusts since May 2001 and Assistant General Counsel of Safeco Life Insurance Company since February 1997.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Chief Compliance Officer	Served since November 6, 2003	Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002	Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

*Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Portfolio trustees. The SAI, and a description of the Portfolio's proxy voting policies and procedures, are available on request, without charge, by calling 1-877-796-3872. The proxy information is also available at http://www.sec.gov

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Pioneer Investment Management, Inc.

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

GMF4488 7/04

Printed on Recycled Paper:

Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

Safeco Resource Series Trust Semiannual Report

Multi-Cap Core Portfolio
June 30, 2004

Report From the Portfolio Managers

Safeco RST Multi-Cap Core Portfolio

As of June 30, 2004

How did the Portfolio perform?

For the six-month period ending June 30, 2004, the Safeco RST Multi-Cap Core Portfolio outperformed its benchmark index, the Russell 3000 Index.

What factors impacted the Portfolio's performance?

The market posted a modest gain during the first half of the year as the improving economy and strong corporate earnings outweighed investors' concerns about rising rates, the conflict in Iraq and higher oil prices. During the period small and mid-cap stocks outperformed large-cap stocks. In the first half of this year, the Russell 2000 Index of small-cap stocks advanced 6.76% and the Russell Mid-Cap Index advanced 6.67% versus a 3.3% rise in the Russell 1000 Index of large-cap issues. We would attribute our better performance in the period to the Portfolio's high exposure to mid and small-cap stocks relative to the benchmark.

What changes did you make to the Portfolio and why?

During the first half we continued our strategy of increasing diversification to improve the risk/reward trade-off in the Portfolio. We added 17 new positions, and deleted six, bringing our total number of names to 73. The additions were mostly economically-sensitive companies in the mid-cap size range. The deletions were all small-cap companies which had not been performing well. We continue to seek a better balance among market capitalizations as we modestly reduce our exposure to small-caps relative to our benchmark, the Russell 3000. Four of the five top performers for the period, Coldwater Creek, Starbucks, Expeditors International and Nordstrom, are cyclical companies. Our poor performers were either companies that had company-specific problems, like Performance Food Group, Intuit and Penwest Pharmaceutical, or stocks that retreated after a good run, such as Primus Knowledge.

Bill Whitlow, CFA - Portfolio Manager/Equity Analyst

Brian Clancy, CFA - Portfolio Manager/Equity Analyst

As of August 2, 2004, Pioneer Investment Management, Inc. replaced Safeco Asset Management Company as the investment advisor to the Portfolio. See Note 5 of Notes to the Financial Statements.

Performance Overview & Highlights

Safeco RST Multi-Cap Core Portfolio

(Unaudited)

Average Annual Total Return for the periods ended June 30, 2004	Six Month*	1 Year	5 Year	10 Year
Safeco RST Multi-Cap Core Portfolio	4.97%	25.92%	2.76%	8.73%
Russell 3000 Index	3.59%	20.46%	(1.07)%	11.66%
S&P 500 Index	3.46%	19.13%	(2.20)%	11.82%

* Not annualized.

Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

TOP FIVE INDUSTRIES	Percent of Net Assets
Diversified Banks	5.7%
Pharmaceuticals	5.2
Semiconductors	4.0
Oil & Gas Exploration & Production	3.7
Electronic Equipment Manufacturers	3.6
TOP TEN COMMON STOCK HOLDINGS	Percent of Net Assets
StanCorp Financial Group, Inc.	2.5%
(Life & Health Insurance)
Tektronix, Inc.	2.5
(Electronic Equipment Manufacturers)
Starbucks Corp.	2.4
(Restaurants)
Expeditors International of Washington, Inc.	2.3
(Air Freight & Logistics)
Nordstrom, Inc.	2.3
(Department Stores)
Kroger Co.	2.2
(Food Retail)
Costco Wholesale Corp.	2.2
(Hypermarkets & Super Centers)
Pfizer, Inc.	2.1
(Pharmaceuticals)
Microsoft Corp.	2.1
(Systems Software)
U.S. Bancorp	2.0
(Diversified Banks)

WEIGHTINGS AS A PERCENT OF NET ASSETS COMMON STOCKS:

2

Portfolio of Investments

Safeco RST Multi-Cap Core Portfolio

As of June 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value (000's)
COMMON STOCKS-98.9%
Advertising-0.8%
6,800 *	Getty Images, Inc.	$408
Aerospace & Defense-1.3%
12,000	Northrop Grumman Corp.	645
Air Freight & Logistics-2.3%
23,700	Expeditors International of Washington, Inc.	1,171
Airlines-1.6%
33,700 *	Alaska Air Group, Inc.	804
Application Software-2.0%
71,100 *	Captaris, Inc.	459
14,600 *	Intuit, Inc.	563
Asset Management & Custody Banks-1.0%
23,600	Waddell & Reed Financial, Inc.	522
Automobile Manufacturers-1.1%
19,300 *	Monaco Coach Corp.	544
Biotechnology-2.7%
14,200 *	Amgen, Inc.	775
20,100 *	Dendreon Corp.	246
10,900 *	Icos Corp.	325
Broadcasting & Cable TV-1.2%
16,900	Viacom, Inc. (Class B)	604
Catalog Retail-1.4%
26,750 *	Coldwater Creek, Inc.	708
Communication Equipment-1.2%
22,300 *	F5 Networks, Inc.	591
Construction & Farm Machinery & Heavy Trucks-1.0%
8,900	PACCAR, Inc.	516
Consumer Finance-1.5%
29,300	MBNA Corp.	756
Data Processing & Outsourced Services-1.1%
14,800 *	Fiserv, Inc.	576
Department Stores-2.3%
27,000	Nordstrom, Inc.	1,150

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Distributors-0.8%
28,000 *	Ingram Micro, Inc. (Class A)	$405
Diversified Banks-5.7%
11,000	Bank of America Corp.	931
37,400	U.S. Bancorp	1,031
15,805	Wells Fargo & Co.	905
Diversified Commercial Services-0.9%
26,700 *	FTI Consulting, Inc.	441
Electronic Equipment Manufacturers-3.6%
24,500 *	FEI Co.	586
37,000 *	Tektronix, Inc.	1,259
Environmental Services-1.2%
21,000	Republic Services, Inc.	608
Food Distributors-1.1%
21,900 *	Performance Food Group Co.	581
Food Retail-3.0%
62,500 *	Kroger Co.	1,138
15,100 *	Safeway, Inc.	383
Health Care Distributors-1.0%
8,800	AmerisourceBergen Corp.	526
Health Care Equipment-1.5%
31,300 *	SonoSite, Inc.	748
Health Care Facilities-1.3%
17,200 *	Accredo Health, Inc.	670
Health Care Services-2.2%
23,600 *	American Healthways, Inc.	628
21,400	IMS Health, Inc.	502
Health Care Supplies-1.4%
11,200	Cooper Companies, Inc.	708
Home Furnishings-1.7%
32,000	Leggett & Platt, Inc.	855
Hotels, Resorts & Cruise Lines-1.4%
30,600 *	Ambassadors Group, Inc.	719
Hypermarkets & Super Centers-2.2%
26,600 *	Costco Wholesale Corp.	1,092

SEE NOTES TO FINANCIAL STATEMENTS

3

Portfolio of Investments

Safeco RST Multi-Cap Core Portfolio

As of June 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Industrial Machinery-1.6%
24,300 *	Terex Corp.	$829
Integrated Oil & Gas-1.0%
9,200	BP, plc (ADR)	493
Integrated Telecommunications Services-3.2%
19,300	CenturyTel, Inc.	580
20,900	SBC Communications, Inc.	507
14,900	Verizon Communications, Inc.	539
Internet Software & Services-1.9%
16,900 *	CheckFree Corp.	507
112,800 *	Primus Knowledge Solutions, Inc.	208
36,000 *	WatchGuard Technologies, Inc.	260
Life & Health Insurance-2.5%
18,900	StanCorp Financial Group, Inc.	1,266
Metal & Glass Containers-1.5%
10,400	Ball Corp.	749
Multi-Utilities & Unregulated Power-1.7%
46,200	Avista Corp.	851
Oil & Gas Drilling-1.7%
30,000 *	Pride International, Inc.	513
12,800	Transocean Sedco Forex, Inc.	370
Oil & Gas Exploration & Production-3.7%
11,800	Anadarko Petroleum Corp.	691
14,400	Apache Corp.	627
19,500	XTO Energy, Inc.	581
Other Diversified Financial Services-3.0%
21,600	A.G. Edwards, Inc.	735
18,200	Investors Financial Services Corp.	793
Personal Products-1.9%
19,300	Estee Lauder Cos., Inc. (Class A)	941
Pharmaceuticals-5.2%
42,000 *	Penwest Pharmaceuticals Co.	538
31,300	Pfizer, Inc.	1,073
27,800	Wyeth	1,005
Regional Banks-2.9%
46,852	Washington Banking Co.	698
36,000	West Coast Bancorp, Inc.	772

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Restaurants-2.4%
28,300 *	Starbucks Corp.	$1,230
Semiconductors-4.0%
36,300	Intel Corp.	1,002
36,700 *	Micron Technology, Inc.	562
83,000 *	TriQuint Semiconductor, Inc.	453
Soft Drinks-1.5%
13,800	PepsiCo, Inc.	744
Specialty Chemicals-1.0%
16,700	Ecolab, Inc.	529
Steel-1.1%
16,250	Schnitzer Steel Industries, Inc.	552
Systems Software-2.6%
37,000	Microsoft Corp.	1,057
19,020 *	NetIQ Corp.	251
Thrifts & Mortgage Finance-1.7%
21,700	Washington Mutual, Inc.	838
Trading Companies & Distributors-1.3%
11,600	W.W. Grainger, Inc.	667
	TOTAL COMMON STOCKS (cost $42,002)	50,090
CASH EQUIVALENTS-6.4%
Investment Companies
566,438	AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	566
2,658,625	State Street Navigator Securities Lending Prime Portfolio **	2,659
	TOTAL CASH EQUIVALENTS (cost $3,225)	3,225
	TOTAL INVESTMENTS (cost $45,227)-105.3%	53,315
Other Assets, less Liabilities		(2,683)
	NET ASSETS	$50,632

  *  Non-income producing security.

  **  Represents invested collateral received related to $2,646,183 in securities on loan under securities lending agreements. See Securities Lending in Note 2 to the financial statements.

SEE NOTES TO FINANCIAL STATEMENTS

4

Statement of Assets and Liabilities

Safeco RST Multi-Cap Core Portfolio

As of June 30, 2004 (Unaudited)

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$45,227
Investments, at Value	$53,315
Dividends and Interest Receivable	24
Total Assets	53,339
Liabilities:
Payable Upon Return of Securities Loaned	2,659
Investment Advisory Fees Payable	30
Other Accrued Expenses	18
Total Liabilities	2,707
Net Assets	$50,632
Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$53,733
Net Unrealized Appreciation on Investments	8,088
Accumulated Net Investment Income	39
Accumulated Realized Loss	(11,228)
Net Assets	$50,632
Trust Shares Outstanding	2,579
Net Asset Value Per Share	$19.63

SEE NOTES TO FINANCIAL STATEMENTS

5

Statement of Operations

Safeco RST Multi-Cap Core Portfolio

For the Six-Month Period Ended June 30, 2004 (Unaudited)

–(In Thousands)–
Investment Income
Dividends	$258
Interest	3
Securities Lending and Other Income	2
Total Investment Income	263
Expenses
Investment Advisory	188
Legal and Auditing	13
Custodian	5
Reports to Shareholders	10
Trustees	5
Other	3
Total Expenses	224
Net Investment Income	39
Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain	2,895
Net Change in Unrealized Appreciation	(463)
Net Gain on Investments	2,432
Net Change in Net Assets Resulting from Operations	$2,471

SEE NOTES TO FINANCIAL STATEMENTS

6

Statements of Changes in Net Assets

Safeco RST Multi-Cap Core Portfolio

(Unaudited)

–(In Thousands)–	2004*	2003**
Operations
Net Investment Income	$39	$136
Net Realized Gain (Loss) on Investments	2,895	(2,594)
Net Change in Unrealized Appreciation (Depreciation)	(463)	18,773
Net Change in Net Assets Resulting from Operations	2,471	16,315
Distributions to Shareholders from:
Net Investment Income	–	(136)
Net Trust Share Transactions	(3,207)	(2,870)
Total Change in Net Assets	(736)	13,309
Net Assets at Beginning of Period	51,368	38,059
Net Assets at End of Period	$50,632	$51,368

Other Information
Increase (Decrease) in Trust Shares and Amounts
Shares:
Subscriptions	225	515
Reinvestments	–	7
Redemptions	(393)	(728)
Net Change	(168)	(206)

Amounts:
Subscriptions	$4,315	$8,050
Reinvestments	–	136
Redemptions	(7,522)	(11,056)
Net Change	$(3,207)	$(2,870)

  *  For the six-month period ended June 30, 2004.

  **  For the year ended December 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS

7

Financial Highlights

Safeco RST Multi-Cap Core Portfolio

(For a Share Outstanding Throughout the Period)

(Unaudited)

	Six-Month Period Ended June 30		For the Year Ended December 31
	2004		2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$18.70		$12.89	$16.99	$19.04	$22.68	$15.64
Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.02		0.05	0.02	0.02	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.91		5.81	(4.10)	(2.05)	(3.37)	8.56
Total From Investment Operations	0.93		5.86	(4.08)	(2.03)	(3.39)	8.54
Less Distributions
Dividends from Net Investment Income	–		(0.05)	(0.02)	(0.02)	–	–
Distributions from Realized Gains	–		–	–	–	(0.25)	(1.50)
Total Distributions	–		(0.05)	(0.02)	(0.02)	(0.25)	(1.50)
Net Asset Value at End of Period	$19.63		$18.70	$12.89	$16.99	$19.04	$22.68

Total Return	4.97	%*	45.46%	(24.02%)	(10.64%)	(14.93%)	54.62%
Net Assets at End of Period (000's)	$50,632		$51,368	$38,059	$59,414	$76,763	$47,924
Ratios to Average Net Assets
Expenses	0.88	%**	0.88%	0.84%	0.81%	0.81%	0.84%
Net Investment Income (Loss)	0.15	%**	0.31%	0.12%	0.13%	(0.12%)	(0.24%)
Portfolio Turnover Rate	36	%**	27%	12%	48%	34%	37%

  *  Not annualized.

  **  Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

8

Notes to Financial Statements

(Unaudited)

1.  GENERAL

The Safeco Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Multi-Cap Core Portfolio, the "Portfolio". The financial statements of the other portfolios are presented separately.

On March 15, 2004, Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolio's investment advisor, announced that it had entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. The holding company was subsequently named Symetra Financial Corporation. On August 2, 2004, the sale closed. See Note 5 to the Financial Statements for further disclosure.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation. Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded primarily on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's pricing time, but after the close of the securities' primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2004, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $9,100,000 and $12,683,000, respectively.

Dividend and Interest Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the

9

Notes to Financial Statements

(Unaudited)

interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders. Distributions to shareholders from net investment income and gains realized from security transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2004, were as follows (in thousands):

Multi-Cap Core
Federal Tax Cost on Investments	$45,253
Gross Unrealized Appreciation on Investments	12,155
Gross Unrealized Depreciation on Investments	(4,093)
Net Unrealized Appreciation on Investments	8,062
Undistributed Income	39
Undistributed Realized Capital Gain - Current Period	2,895
Capital Loss Carryforward*	(13,394)
Deferred Loss**	(703)
Distributable Earnings	$(3,101)

*  At December 31, 2003, the Portfolio had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows (in thousands):

	2009	2010	2011	Total
Multi Cap Core Portfolio	$1,027	$9,838	$2,529	$13,394

**  From November 1, 2003 through December 31, 2003, the Portfolio incurred net realized capital losses. As permitted by tax regulations, the Portfolio has elected to defer those losses and treat them as arising on January 1, 2004.

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales.

10

Notes to Financial Statements

(Unaudited)

4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. Safeco Asset Management Company received investment advisory fees from the Portfolio. For the Multi-Cap Core Portfolio, the fee is based on average daily net assets at an annual rate of 0.74%. See Note 5 to the Financial Statements.

Notes Payable and Interest Expense. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2004, no such borrowings were outstanding. Interest rates on affiliated loans during the six-month period ended June 30, 2004 ranged from 0.97% to 1.04%. This arrangement was terminated on August 2, 2004.

Line of Credit. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At June 30, 2004, no such borrowings were outstanding.

Affiliate Ownership. At June 30, 2004, Safeco Life Insurance Company owned 100% of the outstanding shares in the RST Multi-Cap Core Portfolio.

Board of Trustees. The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement. Safeco Life Insurance Company has agreed to pay all the expenses of the Portfolio except for investment advisory fees if net assets of the Portfolio are below $20 million. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

5.  SUBSEQUENT EVENTS

On August 2, 2004, Safeco Corporation announced that it had completed the sale of the Safeco Life and Investments division of Safeco Corporation to Symetra Financial Corporation. Among the entities included in this sale were Safeco Asset Management Company (SAM), Safeco Services, and Safeco Securities, all of which are affiliates of the Portfolio.

Symetra Financial Corporation made the decision to exit the mutual fund business. Effective August 2, 2004, Pioneer Investment Management, Inc. (Pioneer) was named the investment advisor for the Portfolio pursuant to an interim investment advisory agreement approved by the Board of Trustees of the Portfolio. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM, with no change in the investment advisory fee schedule or the expense reimbursement arrangements. The investment advisory agreement with SAM has been terminated.

The Board of Trustees for the Portfolio has also approved the proposed plan of reorganization of the Portfolio into a corresponding Pioneer portfolio. It is anticipated that shareholders of the Safeco Portfolio will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of the Safeco Portfolio into a similar portfolio managed by Pioneer.

11

Trustee and Officers Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustees
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (49)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington	22	Director of Cascade Natural Gas Corp., Seattle, Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22	Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non-profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington.	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice president and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22	Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development, repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (53)	Trustee and Chairman; President	Served since May 7, 2003; Served as President or Sr. Vice President since November 8, 2001	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.

**Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (47)	Vice President, Treasurer, and Controller	Served since August 7, 1997	Secretary of the Trusts from July 2000 through May 2004. Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

William E. Crawford 5069 154th Place NE Redmond, WA 98052 (47)	Secretary	Served since May 6, 2004	Counsel of the Trusts since May 2001 and Assistant General Counsel of Safeco Life Insurance Company since February 1997.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Chief Compliance Officer	Served since November 6, 2003	Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002	Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

*Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Portfolio trustees. The SAI, and a description of the Portfolio's proxy voting policies and procedures, are available on request, without charge, by calling 1-877-796-3872. The proxy information is also available at http://www.sec.gov

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Pioneer Investment Management, Inc.

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

GMF4486 7/04

Printed on Recycled Paper:

Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

Safeco Resource Series Trust

Semiannual Report

Small-Cap Value Portfolio
June 30, 2004

Report From the Portfolio Manager

Safeco RST Small-Cap Value Portfolio

As of June 30, 2004

How did the Portfolio perform?

Overall the Portfolio slightly outperformed its benchmark, the Russell 2000 Value Index for the six-month period ending June 30, 2004. All the positive contributions took place in the first quarter, and then the small cap market seesawed down and up from April through June. In retrospect, the first few months were a continuation of the "take off" phase of the market cycle that began last March. The April/May timeframe saw the first significant correction since that rally began.

What factors impacted the Portfolio's performance?

Market leadership by higher quality stocks has continued, following a trend that began in the fourth quarter of last year. I define high quality as companies with stock prices above $5 per share, with positive earnings, low P/E ratios versus the universe, and market capitalization above $250 million.

This trend helped the Portfolio, since the Portfolio owns stocks all across the small-cap-size spectrum and the weighted average tends towards the middle of the small cap size range. Also, the Portfolio has less of its assets invested in companies that are not currently more profitable than the index, and we didn't have much exposure to under-$5 price stocks.

In early April, one single government report of job growth was all it took to crystallize the market's worry that the Federal Reserve would start raising short-term interest rates. This precipitated a fast and steep correction in the Portfolio's most interest-rate-sensitive stocks. Those stocks have made a partial recovery since then.

What changes did you make to the Portfolio and why?

I added new stocks which I believed were not discounting their full potential or had not participated in the "lift off" phase of the early market cycle. From the March 2003 bottom, the entire market experienced a "rising tide" effect. That effect has run its course, and so I've tried to find stocks that represent value opportunities in the traditional sense of the word.

For example, Pacer International was bought on price weakness after I had multiple meetings with management to cement an understanding of their business. Pacer arranges for the transportation of ocean freight containers by reselling space on the railroads in a service called the Stack Train. They produce significant free cash flow, but their service offering is aligned with the Union Pacific and CSX railroads, and those companies are experiencing a period of poor service quality that has temporarily hurt Pacer. In time I believe this will change. However, Pacer's stock was down based on the current view of conditions, not what they'll be in the future. The future is where I see the stock's opportunity.

I also exited positions that I believe have run their course, or have taken a turn for the worse. Examples of the former include the last of the utility preferred stocks in the Portfolio. An example of the latter would be the company Osteotech, which abandoned one of its product lines in January, calling into doubt its growth prospects and valuation. I was fortunate to exit the stock before the worst of the damage was done.

I continue to believe stocks with traditional "value" characteristics-in terms of their overall valuation and free cash flow generation-are a successful strategy to own for the long term. I am a believer in owning stocks that are priced cheaper than the overall market, with sustainable businesses and cash flows. I think the Portfolio is currently positioned this way.

Greg Eisen, CFA - Portfolio Manager/Equity Analyst

As of August 2, 2004, Pioneer Investment Management, Inc. replaced Safeco Asset Management Company as the investment advisor to the Portfolio. See Note 5 of Notes to the Financial Statements.

Performance Overview & Highlights

Safeco RST Small-Cap Value Portfolio

(Unaudited)

Average Annual Total Return for the periods ended June 30, 2004	Six Month*	1 Year	5 Year	Since Inception**
Safeco RST Small-Cap Value Portfolio	7.94%	31.42%	15.60%	10.05%
Russell 2000 Value Index	7.83%	35.17%	12.82%	12.62%

  *  Not annualized.

** Graph and average annual return comparison begins April 30, 1997, inception date of the Portfolio. Performance does not reflect the deduction, if any, for taxes or penalties or any other fees associated with a loan, withdrawal, liquidation or other distribution of all or part of any investment vehicle in which the Portfolio is available as an underlying investment option.

TOP FIVE INDUSTRIES	Percent of Net Assets
Real Estate Investment Trust	6.8%
Specialty Stores	6.6
Regional Banks	5.9
Trucking	5.4
Consumer Finance	5.0
TOP TEN COMMON STOCK HOLDINGS	Percent of Net Assets
World Fuel Services Corp. (Integrated Oil & Gas)	3.3%
Lone Star Technologies, Inc. (Oil & Gas Equipment & Services)	3.0
Cash America International, Inc. (Consumer Finance)	2.6
Imation Corp. (Computer Storage & Peripherals)	2.5
Foot Locker, Inc. (Specialty Stores)	2.5
AmeriCredit Corp. (Consumer Finance)	2.4
Champion Enterprises, Inc. (Homebuilding)	2.4
Hollywood Entertainment Corp. (Specialty Stores)	2.4
Precision Castparts Corp. (Diversified Metals & Mining)	2.3
Insight Enterprises, Inc. (Catalog Retail)	2.3

WEIGHTINGS AS A PERCENT OF NET ASSETS

Portfolio of Investments

Safeco RST Small-Cap Value Portfolio

As of June 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value (000's)
COMMON STOCKS-95.7%
Aerospace & Defense-1.5%
19,700 *	United Defense Industries, Inc.	$689
Application Software-0.0%
1 *	Versata, Inc.	0
Asset Management & Custody Banks-1.5%
50,700 *	Apollo Investment Corp.	698
Casinos & Gaming-2.3%
31,200 *	Ameristar Casinos, Inc.	1,048
Catalog Retail-2.3%
60,700 *	Insight Enterprises, Inc.	1,078
Commercial Printing-1.5%
22,300 *	Valassis Communications, Inc.	679
Communication Equipment-3.1%
17,300	Black Box Corp.	818
14,700 *	Plantronics, Inc.	619
Computer Storage & Peripherals-3.8%
71,000 *	Hypercom Corp.	600
27,700 *	Imation Corp.	1,180
Construction & Engineering-3.9%
46,700 *	Astec Industries, Inc.	879
34,200	URS Corp.	937
Construction Materials-1.3%
14,325	Florida Rock Industries, Inc.	604
Consumer Finance-5.0%
56,900 *	AmeriCredit Corp.	1,111
52,700	Cash America International, Inc.	1,212
Diversified Metals & Mining-2.3%
19,800	Precision Castparts Corp.	1,083
Electric Utilities-1.5%
25,700	IDACORP, Inc.	694
Electronic Equipment Manufacturers-1.8%
28,900 *	Benchmark Electronics, Inc.	841
Environmental Services-1.2%
12,800	Landauer, Inc.	572

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Health Care Facilities-1.5%
57,500 *	Hanger Orthopedic Group, Inc.	$674
Health Care Services-1.7%
26,800 *	National Dentex Corp.	777
Home Furnishings-0.5%
9,100	Furniture Brands International, Inc.	228
Home Improvement Retail-1.5%
36,900	Building Materials Holding Corp.	698
Homebuilding-3.9%
6,900 *	Beazer Homes USA, Inc.	692
119,500 *	Champion Enterprises, Inc.	1,097
Integrated Oil & Gas-3.3%
34,300	World Fuel Services Corp.	1,546
Investment Banking & Brokerage-1.7%
49,900	SWS Group, Inc.	763
Life & Health Insurance-1.7%
11,800	StanCorp Financial Group, Inc.	791
Oil & Gas Equipment & Services-4.3%
66,200 *	Key Energy Services, Inc.	625
50,200 *	Lone Star Technologies, Inc.	1,384
Packaged Foods & Meats-0.7%
8,300	Lancaster Colony Corp.	346
Photographic Products-0.7%
92,300 *	Concord Camera Corp.	304
Property & Casualty Insurance-4.7%
13,900	First American Corp.	360
45,800 *	Ohio Casualty Corp.	922
24,900	RLI Corp.	909
Real Estate Investment Trust-6.8%
14,700	Alexandria Real Estate Equities, Inc.	835
14,500	Camden Property Trust	664
28,700	First Potomac Realty Trust	550
46,200	Hanover Capital Mortgage Holdings, Inc.	543
25,300	Impac Mortgage Holdings, Inc.	570

SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments

Safeco RST Small-Cap Value Portfolio

As of June 30, 2004 (Unaudited)

SHARES OR PRINCIPAL AMOUNT		Value (000's)
Regional Banks-5.9%
35,600	Central Pacific Financial Corp.	$979
29,000	Greater Bay Bancorp	838
23,610	Hanmi Financial Corp.	696
7,943	Provident Bankshares Corp.	229
Restaurants-1.0%
15,100 *	Jack in the Box, Inc.	448
Semiconductors-1.5%
96,800 *	Lattice Semiconductor Corp.	678
Specialty Chemicals-1.8%
38,000	Sensient Technologies Corp.	816
Specialty Stores-6.6%
47,600	Foot Locker, Inc.	1,159
81,800 *	Hollywood Entertainment Corp.	1,093
18,600	Regis Corp.	829
Steel-1.5%
20,550	Schnitzer Steel Industries, Inc.	698
Technology Distributors-1.9%
26,000 *	Anixter International, Inc.	885
Thrifts & Mortgage Finance-2.6%
18,900 *	BankUnited Financial Corp. (Class A)	488
19,240	PFF Bancorp, Inc.	716
Tobacco-1.5%
13,300	Universal Corp.	678
Trucking-5.4%
16,800	Arkansas Best Corp.	553
19,800 *	Landstar System, Inc.	1,047
800 *	Overnite Corp.	24
47,600 *	Pacer International, Inc.	881
TOTAL COMMON STOCKS (cost $30,963)		44,355
INDEXED SECURITIES-2.0%
Indexed Securities-2.0%
5,400	iShares Russell 2000 Value Index Fund	929
TOTAL INDEXED SECURITIES (cost $881)		929

SHARES OR PRINCIPAL AMOUNT		Value (000's)
CASH EQUIVALENTS-27.6%
Investment Companies
1,089,493	AIM Short-Term Investments Co. Liquid Assets Money Market Portfolio (Institutional Shares)	$1,090
11,713,425	State Street Navigator Securities Lending Prime Portfolio **	11,713
TOTAL CASH EQUIVALENTS (cost $12,803)		12,803
TOTAL INVESTMENTS (cost $44,647)-125.3%		58,087
Other Assets, less Liabilities		(11,722)
	NET ASSETS	$46,365

  *  Non-income producing security.

  **  Represents invested collateral received related to $11,570,737 in securities on loan under securities lending agreements. See Securities Lending Income in Note 2 to the financial statements.

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities

Safeco RST Small-Cap Value Portfolio

As of June 30, 2004 (Unaudited)

–(In Thousands, Except Per-Share Amounts)–
Assets:
Investments, at Cost	$44,647
Investments, at Value	$58,087
Receivable for Investment Securities Sold	167
Dividends and Interest Receivable	53
Total Assets	58,307
Liabilities:
Payable for Investment Securities Purchased	178
Payable Upon Return of Securities Loaned	11,713
Investment Advisory Fees Payable	31
Other Accrued Expenses	20
Total Liabilities	11,942
Net Assets	$46,365
Components of Net Assets:
Paid in Capital (Par Value $.001, Unlimited Shares Authorized)	$32,405
Net Unrealized Appreciation on Investments	13,440
Accumulated Net Investment Income	124
Accumulated Realized Gain	396
Net Assets	$46,365
Trust Shares Outstanding	2,527
Net Asset Value Per Share	$18.35

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations

Safeco RST Small-Cap Value Portfolio

For the Six-Month Period Ended June 30, 2004 (Unaudited)

–(In Thousands)–
Investment Income
Dividends	$334
Interest	5
Securities Lending and Other Income	4
Total Investment Income	343
Expenses
Investment Advisory	184
Legal and Auditing	13
Custodian	5
Reports to Shareholders	9
Trustees	5
Other	3
Total Expenses	219
Net Investment Income	124
Net Realized and Unrealized Gain on Investments
Net Realized Gain	680
Net Change in Unrealized Appreciation	2,436
Net Gain on Investments	3,116
Net Change in Net Assets Resulting from Operations	$3,240

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Safeco RST Small-Cap Value Portfolio

(Unaudited)

–(In Thousands)–	2004*	2003**
Operations
Net Investment Income	$124	$214
Net Realized Gain on Investments	680	972
Net Change in Unrealized Appreciation	2,436	10,096
Net Change in Net Assets Resulting from Operations	3,240	11,282
Distributions to Shareholders from:
Net Investment Income	–	(214)
Net Realized Gain on Investments	–	(600)
Total	–	(814)
Net Trust Share Transactions	2,720	5,274
Total Change in Net Assets	5,960	15,742
Net Assets at Beginning of Period	40,405	24,663
Net Assets at End of Period	$46,365	$40,405

Other Information
Increase (Decrease) in Trust Shares and Amounts
Shares:
Subscriptions	534	883
Reinvestments	–	49
Redemptions	(385)	(583)
Net Change	149	349

Amounts:
Subscriptions	$9,497	$12,609
Reinvestments	–	814
Redemptions	(6,777)	(8,149)
Net Change	$2,720	$5,274

  *  For the six-month period ended June 30, 2004.

  **  For the year ended December 31, 2003.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights

Safeco RST Small-Cap Value Portfolio

(For a Share Outstanding Throughout the Period)

(Unaudited)

	Six-Month Period Ended June 30		For the Year Ended December 31
	2004		2003	2002	2001	2000	1999
Net Asset Value at Beginning of Period	$17.00		$12.16	$12.81	$10.68	$11.39	$9.87
Income (Loss) From Investment Operations
Net Investment Income (Loss)	0.05		0.09	0.07	0.13	0.02	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	1.30		5.10	(0.65)	2.13	(0.71)	1.53
Total From Investment Operations	1.35		5.19	(0.58)	2.26	(0.69)	1.52
Less Distributions
Dividends from Net Investment Income	–		(0.09)	(0.07)	(0.13)	(0.02)	–
Distributions from Realized Gains	–		(0.26)	–	–	–	–
Total Distributions	–		(0.35)	(0.07)	(0.13)	(0.02)	–
Net Asset Value at End of Period	$18.35		$17.00	$12.16	$12.81	$10.68	$11.39

Total Return	7.94	%*	42.78%	(4.56%)	21.15% †	(6.02%) †	15.40% †
Net Assets at End of Period (000's)	$46,365		$40,405	$24,663	$21,598	$14,199	$14,054
Ratios to Average Net Assets:
Gross Expenses	1.01	%**	1.05%	1.03%	1.09%	1.04%	1.22%
Net Expenses	1.01	%**	1.05%	1.03%	0.96%	0.95%	0.95%
Net Investment Income (Loss)	0.57	%**	0.71%	0.54%	1.26%	0.22%	(0.14%)
Portfolio Turnover Rate	47	%**	50%	56%	97%	116%	128%

  *  Not annualized.

  **  Annualized.

  †  The total return would have been lower had certain expenses not been reduced during the periods shown (See Note 4 to Financial Statements).

SEE NOTES TO FINANCIAL STATEMENTS

Notes to Financial Statements

(Unaudited)

1.  GENERAL

The Safeco Resource Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of six portfolios. Shares of the Trust portfolios are available only as funding vehicles for certain variable annuity and variable life products sold by Safeco Life Insurance Company and other insurance companies. The financial statements included herein are only of the Small-Cap Value Portfolio, the "Portfolio". The financial statements of the other portfolios are presented separately.

On March 15, 2004, Safeco Corporation, the parent company of Safeco Asset Management Company (SAM), which serves as the Portfolio's investment advisor, announced that it had entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. The holding company was subsequently named Symetra Financial Corporation. On August 2, 2004, the sale closed. See Note 5 to the Financial Statements for further disclosure.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

Security Valuation. Equity investments listed on securities exchanges are based on the last reported sale price on the national exchange on which the the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded primarily on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price. Short-term portfolio securities maturing within 60 days at the time of purchase are valued at amortized cost, which approximates market value. Short-term investments in other mutual funds are valued at the net asset value of the respective fund. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio's pricing time, but after the close of the securities' primary markets, are valued by methods deemed by the Board of Trustees to represent fair value.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis. For the six-month period ended June 30, 2004, the Portfolio had purchases and sales of portfolio securities (excluding short-term securities) of $13,450,000 and $10,110,000, respectively.

Dividend and Interest Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on an accrual basis.

Securities Lending Income. The Portfolio may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least 102% of the market value, as of the prior business day, of the loaned securities plus any accrued interest and

Notes to Financial Statements

(Unaudited)

dividends. During the time the securities are on loan, the Portfolio continues to receive payments for the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower is required to return to the Portfolio securities identical to the loaned securities. The Portfolio generally shares the interest earned on the cash collateral with the borrower and the securities lending administrator. Gain or loss in the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

Expense Allocation. Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses of the Trust not directly attributed to the Portfolio are allocated on the basis of relative net assets, except where a more appropriate allocation of expenses to the Portfolio can otherwise be made fairly.

Dividends and Distributions to Shareholders. Distributions to shareholders from net investment income and gains realized from security transactions, (if any) are normally recorded in March and December. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Federal Income and Excise Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner that results in no taxes to the Portfolio. Therefore, no Federal income or excise tax provision is required.

Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3.  COMPONENTS OF DISTRIBUTABLE EARNINGS

Estimated components of distributable earnings on a tax basis at June 30, 2004, were as follows (in thousands):

Small-Cap Value
Federal Tax Cost on Investments	$44,743
Gross Unrealized Appreciation on Investments	14,142
Gross Unrealized Depreciation on Investments	(798)
Net Unrealized Appreciation on Investments	13,344
Undistributed Income	124
Undistributed Realized Capital Gain - Current Period	680
Deferred Loss*	(188)
Distributable Earnings	$13,960

*  From November 1, 2003 through December 31, 2003, the Portfolio incurred net realized capital losses. As permitted by tax regulations, the Portfolio has elected to defer those losses and treat them as arising on January 1, 2004.

Differences between financial statement reporting basis and tax-basis reporting are attributable primarily to the tax deferral of losses on wash sales.

Notes to Financial Statements

(Unaudited)

4.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. Safeco Asset Management Company received investment advisory fees from the Portfolio. For the Small-Cap Value Portfolio, the fee is based on average daily net assets at an annual rate of 0.85%. See Note 5 to the Financial Statements.

Notes Payable and Interest Expense. The Portfolio may borrow money for temporary purposes from Safeco Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2004, no such borrowings were outstanding. Interest rates on affiliated loans during the six-month period ended June 30, 2004 ranged from 0.97% to 1.04%. This arrangement was terminated on August 2, 2004.

Line of Credit. The Trust, together with all other management investment companies for which Safeco Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $50 million is currently available to meet short-term financing needs. At June 30, 2004, no such borrowings were outstanding.

Affiliate Ownership. At June 30, 2004, Safeco Life Insurance Company and affiliates owned 2,300,382 shares (91%) of the RST Small-Cap Value Portfolio.

Board of Trustees. The Portfolio, along with several other affiliated mutual funds not reported herein, pays each of the Trustees not affiliated with Safeco Corporation an annual retainer of $25,000. Independent Trustees receive an additional fee for attending each board and committee meeting.

Expense Reimbursement. For the Small-Cap Value Portfolio, if net assets are below $20 million, Safeco Asset Management pays all expenses in excess of 0.10% of the Portfolio's net assets other than investment advisory fees. When net assets exceed $20 million, the Portfolio is charged for all operating expenses.

5.  SUBSEQUENT EVENTS

On August 2, 2004, Safeco Corporation announced that it had completed the sale of the Safeco Life and Investments division of Safeco Corporation to Symetra Financial Corporation. Among the entities included in this sale were Safeco Asset Management Company (SAM), Safeco Services, and Safeco Securities, all of which are affiliates of the Portfolio.

Symetra Financial Corporation made the decision to exit the mutual fund business. Effective August 2, 2004, Pioneer Investment Management, Inc. (Pioneer) was named the investment advisor for the Portfolio pursuant to an interim investment advisory agreement approved by the Board of Trustees of the Portfolio. The terms of the interim investment advisory agreement are substantially the same as the prior investment advisory agreement with SAM, with no change in the investment advisory fee schedule or the expense reimbursement arrangements. The investment advisory agreement with SAM has been terminated.

The Board of Trustees for the Portfolio has also approved the proposed plan of reorganization of the Portfolio into a corresponding Pioneer portfolio. It is anticipated that shareholders of the Safeco Portfolio will be asked, at a meeting of shareholders to be held this fall, to consider the reorganization of the Safeco Portfolio into a similar portfolio managed by Pioneer.

Trustee and Officer Information

Name, Address, and Age	Position(s) Held with Trusts	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Series in a Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT (disinterested) TRUSTEES

Scott M. Boggs 4854 154th Place NE Redmond, WA 98052 (49)	Trustee	Served since August 8, 2002	Retired in 2003 from position as Corporate Vice President, Finance for Microsoft Corporation, a software company, Redmond, Washington.	22	Director of Cascade Natural Gas Corp., Seattle, Trustee for Financial Executives Research Foundation (Industry Group)

Barbara J. Dingfield 4854 154th Place NE Redmond, WA 98052 (58)	Trustee	Served since May 3, 1990	Consultant to corporate and private foundations. From 1994 to 1999 she was the Director of Community Affairs for Microsoft Corporation, Redmond, Washington, a computer software company. Member of the Board of Managers, Swarthmore College (1995-1999). Trustee and Board Chair of United Way of King County (1991-2000). Board member, Pacific Northwest Grantmakers Forum (1997-1999). Trustee and past Chair, Seattle Housing Resources Group (1993-1999).	22	Director of First Safeco National Life Insurance Co. of New York. Trustee, United Way of Skagit County. Board Chair Npower (non-profit organization providing technology assistance and training to other non-profits). Board of Directors, YMCA of Greater Seattle.

Richard E. Lundgren 4854 154th Place NE Redmond, WA 98052 (66)	Trustee	Served since February 3, 1983	Retired in 2000 from position as Director of Marketing and Customer Relations, Weyerhaeuser Company, Tacoma, Washington	22	Director of First Safeco National Life Insurance Co. of New York

Larry L. Pinnt 4854 154th Place NE Redmond, WA 98052 (69)	Trustee	Served since August 1, 1985	Retired Vice president and Chief Financial Officer of U.S. WEST Communications, Seattle, Washington.	22	Director of First Safeco National Life Insurance Co. of New York. Chairman of the Board of Directors for Cascade Natural Gas Corp., Seattle, Washington. Board Member of University of Washington Medical Center, Seattle, Washington.

John W. Schneider 4854 154th Place NE Redmond, WA 98052 (62)	Trustee	Served since February 3, 1983	President and owner of Wallingford Group, Inc., Seattle, Washington, a consulting company currently involved in the development , repositioning, and acquisition/disposition of real estate (1995-present).	22	Director of First Safeco National Life Insurance Co. of New York

*Mandatory retirement at age 72.

INTERESTED TRUSTEE*

Roger F. Harbin 5069 154th Place NE Redmond, WA 98052 (53)	Trustee and Chairman; President	Served since May 7, 2003; Served as President or Sr. Vice President since November 8, 2001	Senior Vice President and Director of Safeco Services Corporation and Safeco Securities, Inc. since November 2002. Named Director and interim President of Safeco Services Corporation, Director of Safeco Asset Management Company, interim President of Safeco Mutual Funds, Director and interim President of Safeco Securities, Inc. in 2001. Executive Vice President and Actuary of Safeco Life Insurance Company since 1998. Senior Vice President of Safeco Life Insurance Company from 1992 to 1998.	22	Director of several direct and indirect subsidiaries of Safeco Corporation, including Director of First Safeco National Life Insurance Co. of New York

*Trustees who are defined as "interested persons" under 2(a)(19) of the Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Fund's investment advisor, Safeco Asset Management Co.

**Mandatory retirement at age 72. Chairman is an annual appointment.

PRINCIPAL OFFICERS who are not Trustees

David H. Longhurst 4854 154th Place NE Redmond, WA 98052 (47)	Vice President, Treasurer, and Controller	Served since August 7, 1997	Secretary of the Trusts from July 2000 through May 2004. Vice President, Treasurer, Controller and Secretary of Safeco Asset Management Company; Vice President, Treasurer, Controller and Secretary of Safeco Services Corporation; and Vice President, Treasurer, Controller and Secretary and Financial Principal of Safeco Securities, Inc. since July 2000. Treasurer, Controller, Secretary and Financial Principal of Safeco Investment Services, Inc. since March 2000; Assistant Controller of Safeco Securities, Inc., Safeco Services Corporation and Safeco Asset Management Company from 1996 to June 2000.

William E. Crawford 5069 154th Place NE Redmond, WA 98052 (47)	Secretary	Served since May 6, 2004	Counsel of the Trusts since May 2001 and Assistant General Counsel of Safeco Life Insurance Company since February 1997.

Michael F. Murphy 4854 154th Place NE Redmond, WA 98052 (37)	Chief Compliance Officer	Served since November 6, 2003	Director of Compliance and Assistant Vice President for Thornburg Investment Management, Inc. and Thornburg Securities Corporation 1999-2003. Compliance Specialist for Technology Funding, Inc. 1997-1999.

David N. Evans 4854 154th Place NE Redmond, WA 98052 (31)	Assistant Controller	Served since November 7, 2002	Former Controller and Assistant Controller of Rosetta Inpharmatics from 2001-2002 and 2000-2001, respectively. From 1994 to 2000, he worked at PricewaterhouseCoopers LLP, where he focused on financial services.

*Annual Appointment

The Statement of Additional Information ("SAI") includes additional information about Portfolio trustees. The SAI, and a description of the Portfolio's proxy voting policies and procedures, are available on request, without charge, by calling 1-877-796-3872. The proxy information is also available at http://www.sec.gov.

Safeco Resource Series Trust

INVESTMENT ADVISOR:

Pioneer Investment Management, Inc.

DISTRIBUTOR:

Safeco Securities, Inc.

TRANSFER AGENT:

Safeco Services Corporation

CUSTODIAN:

State Street Bank and Trust Company

GMF4487 7/04

Printed on Recycled Paper:

Safeco® and the Safeco logo are registered trademarks of Safeco Corporation.

ITEM 2. CODE OF ETHICS

Response is only required for annual Form N-CSR

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Response is only required for annual Form N-CSR

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Response is only required for annual Form N-CSR

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9 - SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 10. CONTROLS AND PROCEDURES

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred in during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

ITEM 11. EXHIBITS

(a) (1)  Response is only required for annual Form N-CSR

(a) (2)   A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Safeco Resource Series Trust

By:	/s/ Roger F. Harbin
Roger F. Harbin President

Date:  August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Safeco Resource Series Trust

By:	/s/ David H. Longhurst
David H. Longhurst Treasurer

Date:  August 19, 2004